UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: January 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
January 31, 2024
MFS®  High Income Fund
MFH-ANN

MFS® High Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.9%
Medical & Health Technology & Services	5.7%
Midstream	4.6%
Financial Institutions	4.3%
Consumer Services	4.1%
Composition including fixed income credit quality (a)(i)
BBB	1.2%
BB	39.5%
B	40.2%
CCC	12.9%
CC	0.2%
U.S. Government	0.5%
Not Rated	0.2%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	5.0%
Other	0.2%
Portfolio facts
Average Duration (d)	3.1
Average Effective Maturity (m)	4.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended January 31, 2024, Class A shares of the MFS High Income Fund (fund) provided a total return of 8.13%, at net asset value. This compares with a return of 9.28% for the fund’s benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the US housing sector has slowed as a result of higher mortgage rates. China’s abandonment of its Zero-COVID policy ushered in a brief uptick in economic activity in the world’s second-largest economy in early 2023, although its momentum soon stalled as the focus turned to the country’s highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.
Despite the challenging macroeconomic and geopolitical environment, central banks focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using tools aimed at safeguarding the stability of the financial system to keep banking systems liquid as banks grappled with exposures to commercial real estate. As inflationary pressures eased toward the end of the period, financial conditions loosened in anticipation of easier monetary policy, boosting the market’s appetite for risk as near-term recession risks diminished. Rapid advancements in artificial intelligence were a focus for investors.
Normalizing supply chains, low levels of unemployment across developed markets and signs that inflation levels have peaked were supportive factors for the macroeconomic backdrop.
Detractors from Performance
Relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, the fund’s underweight allocation to “CC” rated(r) bonds and overweight allocation to “BBB” rated bonds detracted from performance. Security selection within the “B” and “CCC” rated credit quality segments also hindered relative returns.
From a sector perspective, bond selection within both the technology and finance sectors also weakened relative performance.
The fund's yield curve(y) positioning further detracted from relative performance.
3

Management Review - continued
Top individual detractors for the reporting period included the fund’s overweight positions in graphite electrode manufacturer GrafTech Finance (basic industry) and media and entertainment services provider iHeartMedia(h) (communications).
The fund’s cash and/or cash equivalents position during the period was also a detractor from relative performance.
Contributors to Performance
From a quality perspective, favorable bond selection within the “BB” rated credit quality segment contributed to the fund’s relative performance.
From a sector perspective, the fund’s overweight allocation to the brokerage sector and underweight allocation to the transportation sector boosted relative returns. Bond selection within the insurance sector also supported relative results.
Top individual contributors for the reporting period included the fund’s overweight positions in American Irish-domiciled mass customization business operator Cimpress (communications) and British telecommunications company Virgin Media Finance (communications).
Respectfully,
Portfolio Manager(s)
David Cole and Michael Skatrud
(h)	Security was not held in the portfolio at period end.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 1/31/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 1/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	2/17/1978	8.13%	3.46%	3.50%
B	9/27/1993	7.34%	2.69%	2.73%
C	1/03/1994	7.32%	2.70%	2.73%
I	1/02/1997	8.41%	3.72%	3.75%
R1	4/01/2005	7.33%	2.69%	2.73%
R2	10/31/2003	7.88%	3.07%	3.17%
R3	4/01/2005	8.14%	3.39%	3.46%
R4	4/01/2005	8.39%	3.72%	3.76%
R6	6/01/2012	8.52%	3.84%	3.86%
Comparative benchmark(s)
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index (f)	9.28%	4.43%	4.52%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	3.54%	2.57%	3.05%
B With CDSC (Declining over six years from 4% to 0%) (v)	3.34%	2.36%	2.73%
C With CDSC (1% for 12 months) (v)	6.32%	2.70%	2.73%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index(a) – a component of the Bloomberg U.S. Corporate High-Yield Index, which measures performance of non-investment grade, fixed rate debt. The index limits the maximum exposure to any one issuer to 2%.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
6

Performance Summary  - continued
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	0.87%	$1,000.00	$1,057.93	$4.51
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
B	Actual	1.62%	$1,000.00	$1,050.52	$8.37
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
C	Actual	1.62%	$1,000.00	$1,053.92	$8.39
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
I	Actual	0.62%	$1,000.00	$1,059.35	$3.22
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R1	Actual	1.62%	$1,000.00	$1,050.51	$8.37
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
R2	Actual	1.12%	$1,000.00	$1,053.27	$5.80
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R3	Actual	0.87%	$1,000.00	$1,054.49	$4.51
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R4	Actual	0.62%	$1,000.00	$1,055.69	$3.21
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R6	Actual	0.51%	$1,000.00	$1,059.83	$2.65
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
1/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.3%
Aerospace & Defense – 3.5%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$2,800,000	$2,823,332
Bombardier, Inc., 7.5%, 2/01/2029 (n)	2,639,000	2,689,822
Bombardier, Inc., 8.75%, 11/15/2030 (n)	1,861,000	1,953,041
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	5,917,669
Moog, Inc., 4.25%, 12/15/2027 (n)	6,263,000	5,864,172
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	8,610,000	9,036,715
TransDigm, Inc., 6.25%, 3/15/2026 (n)	5,592,000	5,553,968
TransDigm, Inc., 5.5%, 11/15/2027	6,679,000	6,498,057
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,455,000	5,544,260
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,208,340
TransDigm, Inc., 6.875%, 12/15/2030 (n)	10,590,000	10,837,912
		$61,927,288
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$8,791,000	$8,360,933
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	5,921,219	5,814,814
		$14,175,747
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$4,307,000	$3,470,581
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$858,042	$86
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.827% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,734,631	273
		$359
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$5,579,000	$5,563,708
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,546,000	2,579,785
Dana, Inc., 5.375%, 11/15/2027	4,884,000	4,766,296
Dana, Inc., 4.25%, 9/01/2030	3,189,000	2,788,366
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	5,301,000	4,811,816
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,358,000	3,780,826
Wabash National Corp., 4.5%, 10/15/2028 (n)	5,922,000	5,389,020
		$29,679,817
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.8%
AMC Networks, Inc., 4.75%, 8/01/2025	$1,614,000	$1,555,132
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	5,697,000	5,890,683
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	7,317,000	6,695,494
		$14,141,309
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$4,740,000	$4,920,773
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,294,000	5,717,637
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	4,781,000	4,450,258
LPL Holdings, Inc., 4%, 3/15/2029 (n)	3,699,000	3,409,069
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	5,239,000	4,762,199
NFP Corp., 4.875%, 8/15/2028 (n)	5,810,000	5,762,939
NFP Corp., 6.875%, 8/15/2028 (n)	4,582,000	4,607,682
		$33,630,557
Building – 3.8%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$3,452,000	$3,075,891
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,382,000	5,608,182
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	8,115,000	7,517,006
Interface, Inc., 5.5%, 12/01/2028 (n)	6,297,000	5,892,984
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	5,263,000	4,789,330
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	6,907,000	6,636,245
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,174,000	2,185,621
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	7,298,000	7,334,490
SRM Concrete, 8.875%, 11/15/2031 (n)	7,309,000	7,678,552
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	3,317,000	3,172,455
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	8,162,000	7,417,237
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	6,517,000	6,378,970
		$67,686,963
Business Services – 1.2%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$2,890,000	$2,854,674
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	4,410,000	4,261,425
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,853,000	4,706,471
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	8,785,000	8,820,008
		$20,642,578
Cable TV – 7.7%
Cable One, Inc., 4%, 11/15/2030 (n)	$9,956,000	$8,014,580
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	3,761,000	3,627,545
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	20,365,000	18,096,488
11

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$10,984,000	$9,552,347
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		5,651,000	4,778,182
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		4,218,000	3,353,742
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		8,240,000	7,078,860
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		3,000,000	1,997,033
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		3,339,000	3,391,523
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		7,090,000	3,752,666
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		2,725,000	1,968,813
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		1,308,000	1,334,233
DISH DBS Corp., 7.75%, 7/01/2026		3,815,000	2,247,893
DISH DBS Corp., 5.25%, 12/01/2026 (n)		4,675,000	3,681,586
DISH DBS Corp., 5.125%, 6/01/2029		3,990,000	1,528,365
DISH Network Corp., 11.75%, 11/15/2027 (n)		2,540,000	2,651,013
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		7,318,000	7,049,149
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		1,905,000	1,676,514
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		3,246,000	2,947,719
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		10,470,000	9,946,500
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		4,977,000	4,149,320
Videotron Ltd., 5.125%, 4/15/2027 (n)		4,027,000	3,966,595
Videotron Ltd., 3.625%, 6/15/2029 (n)		3,653,000	3,333,180
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		9,220,000	8,234,472
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		8,403,000	7,910,191
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		13,965,000	11,781,775
			$138,050,284
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$5,414,000	$5,211,570
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		2,331,000	2,071,418
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		5,613,000	5,127,757
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		6,382,000	5,403,233
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		6,408,000	5,820,733
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	3,080,000	3,591,512
SNF Group SACA, 3.375%, 3/15/2030 (n)		$9,169,000	7,874,940
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		7,879,000	8,111,465
			$43,212,628
12

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$5,344,000	$5,484,654
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		5,809,000	5,400,274
			$10,884,928
Computer Software - Systems – 1.6%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$10,153,000	$10,026,088
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		3,349,000	3,131,316
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		2,577,000	2,580,221
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		10,611,000	10,416,163
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,340,000	2,928,909
			$29,082,697
Conglomerates – 3.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,928,023
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,769,000	9,975,540
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		3,579,000	3,817,101
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		7,608,000	7,684,613
Gates Global LLC, 6.25%, 1/15/2026 (n)		4,509,000	4,509,451
Griffon Corp., 5.75%, 3/01/2028		6,482,000	6,352,360
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		5,538,000	4,921,011
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		4,286,000	4,405,535
TriMas Corp., 4.125%, 4/15/2029 (n)		11,496,000	10,235,129
			$55,828,763
Construction – 0.7%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$2,630,000	$2,537,616
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		4,490,000	4,093,523
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		6,179,000	5,758,927
			$12,390,066
Consumer Products – 1.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	3,000,000	$2,869,820
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$6,560,000	5,938,178
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		7,451,000	7,589,365
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		6,333,000	6,198,867
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		4,484,000	3,888,421
			$26,484,651
13

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 4.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$7,641,000	$7,471,299
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,619,565
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		5,863,000	5,064,518
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		5,435,000	5,360,649
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		10,458,000	9,468,672
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		6,499,000	6,538,225
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,498,000	5,319,230
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		8,030,000	7,558,800
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		2,010,000	1,808,518
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		1,095,000	936,225
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		4,578,000	3,400,401
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		4,445,000	3,125,183
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		9,278,000	8,188,303
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		5,068,000	4,871,970
			$71,731,558
Containers – 2.8%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$2,167,000	$1,047,073
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		6,515,000	5,693,896
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		7,475,000	6,058,274
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		7,614,000	5,691,326
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		11,149,000	9,825,725
Crown Americas LLC, 5.25%, 4/01/2030		3,061,000	2,957,691
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		7,168,000	6,908,662
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		3,345,000	3,275,349
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	3,375,000	3,695,690
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$4,618,000	4,506,235
			$49,659,921
Electronics – 1.2%
Entegris, Inc., 4.375%, 4/15/2028 (n)		$4,307,000	$4,061,852
Entegris, Inc., 3.625%, 5/01/2029 (n)		3,723,000	3,358,183
Sensata Technologies B.V., 5%, 10/01/2025 (n)		8,322,000	8,284,342
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		3,585,000	3,542,960
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,548,000	1,426,396
			$20,673,733
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 3.6%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$4,709,000	$4,870,383
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	1,575,000	1,659,177
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	4,997,000	5,255,405
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	1,555,000	1,658,500
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	3,169,000	3,368,977
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	9,001,000	8,265,159
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	6,102,000	6,026,152
Matador Resources Co., 6.875%, 4/15/2028 (n)	5,936,000	6,078,583
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	4,570,000	4,553,006
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	985,000	1,000,758
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	8,270,000	8,088,718
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	3,370,000	3,479,197
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)	6,385,000	6,547,658
SM Energy Co., 6.5%, 7/15/2028	4,121,000	4,121,000
		$64,972,673
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$5,468,000	$5,681,070
Entertainment – 3.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$4,869,000	$4,945,828
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	9,275,000	9,137,750
Carnival Corp. PLC, 4%, 8/01/2028 (n)	3,434,000	3,176,492
Carnival Corp. PLC, 6%, 5/01/2029 (n)	4,339,000	4,202,656
Merlin Entertainments, 7.375%, 2/15/2031 (n)	4,554,000	4,560,186
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	4,912,000	4,789,544
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)	3,229,000	3,260,304
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	4,580,000	4,506,773
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,463,000	6,380,755
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	4,257,000	3,964,629
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	2,142,000	2,064,502
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	3,750,000	3,651,563
VOC Escrow Ltd., 5%, 2/15/2028 (n)	3,091,000	2,951,595
		$57,592,577
Financial Institutions – 5.2%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$5,615,454	$4,808,232
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	1,295,000	1,229,270
Credit Acceptance Corp., 6.625%, 3/15/2026	711,000	710,853
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	5,410,000	5,680,538
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	4,284,000	4,266,553
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	$1,344,000	$1,360,934
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	3,132,000	3,034,850
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	3,624,000	3,822,548
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	12,822,310	12,327,084
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,819,000	7,051,546
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)(w)	4,758,000	4,792,134
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	6,644,000	6,979,190
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	1,171,000	1,214,994
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	9,253,000	9,072,761
OneMain Finance Corp., 6.875%, 3/15/2025	5,245,000	5,264,669
OneMain Finance Corp., 7.125%, 3/15/2026	7,359,000	7,459,329
OneMain Finance Corp., 5.375%, 11/15/2029	3,690,000	3,414,197
PRA Group, Inc., 8.375%, 2/01/2028 (n)	2,152,000	2,049,865
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	4,371,000	3,885,195
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	1,597,000	1,395,475
SLM Corp., 3.125%, 11/02/2026	3,280,000	3,071,130
		$92,891,347
Food & Beverages – 3.0%
B&G Foods, Inc., 5.25%, 9/15/2027	$2,662,000	$2,401,001
B&G Foods, Inc., 8%, 9/15/2028 (n)	3,117,000	3,249,130
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	537,000	543,692
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)(w)	4,314,000	4,364,344
Performance Food Group Co., 5.5%, 10/15/2027 (n)	6,580,000	6,417,468
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,488,000	5,400,754
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,465,000	7,784,826
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	9,420,000	8,575,991
TreeHouse Foods, Inc., 4%, 9/01/2028	5,855,000	5,222,660
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,476,000	7,092,985
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	3,487,000	2,929,080
		$53,981,931
Gaming & Lodging – 3.2%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$3,038,000	$2,777,090
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	5,461,000	5,611,991
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	1,614,000	1,631,853
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	6,032,000	6,190,316
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	5,550,000	5,481,072
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	7,479,000	7,235,407
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	6,953,000	5,944,709
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	6,868,000	6,412,332
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	7,053,000	6,631,245
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	$2,744,000	$2,553,844
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	7,059,000	6,668,683
		$57,138,542
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,455,820
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,835,000	3,830,950
APi Escrow Corp., 4.75%, 10/15/2029 (n)	8,917,000	8,349,165
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	8,219,000	7,779,900
		$22,415,835
Insurance - Property & Casualty – 2.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$3,241,000	$3,249,307
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	1,719,000	1,541,414
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	3,207,000	2,941,897
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	4,238,000	4,137,644
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	7,935,000	7,514,683
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,222,000	4,266,753
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	6,388,000	5,962,224
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,395,000	5,095,127
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	3,620,000	3,626,838
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,322,000	5,021,891
Hub International Ltd., 7.25%, 6/15/2030 (n)	4,319,000	4,442,813
Hub International Ltd., 7.375%, 1/31/2032 (n)	3,927,000	4,021,624
		$51,822,215
Machinery & Tools – 0.9%
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)(w)	$537,000	$537,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	8,681,000	9,148,211
Terex Corp., 5%, 5/15/2029 (n)	6,081,000	5,746,556
		$15,431,767
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$8,275,000	$8,594,655
Medical & Health Technology & Services – 5.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,625,000	$5,921,692
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	9,162,000	8,722,600
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	5,625,000	5,836,331
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	$10,993,000	$9,997,816
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,888,000	3,828,825
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	7,174,000	4,669,362
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	7,934,000	6,568,743
Encompass Health Corp., 5.75%, 9/15/2025	2,365,000	2,349,938
Encompass Health Corp., 4.75%, 2/01/2030	6,387,000	5,990,149
Encompass Health Corp., 4.625%, 4/01/2031	1,030,000	946,289
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,607,202
IQVIA, Inc., 6.5%, 5/15/2030 (n)	3,700,000	3,774,259
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	5,340,000	4,973,249
Star Parent, Inc., 9%, 10/01/2030 (n)	4,757,000	5,002,001
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,454,000	4,437,609
Tenet Healthcare Corp., 4.375%, 1/15/2030	3,572,000	3,305,240
Tenet Healthcare Corp., 6.125%, 6/15/2030	6,413,000	6,410,610
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	2,577,000	2,635,852
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	5,111,000	4,466,043
		$99,443,810
Medical Equipment – 1.2%
Embecta Corp., 5%, 2/15/2030 (n)	$6,305,000	$5,159,255
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	5,624,000	6,017,680
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,985,000	7,445,287
Teleflex, Inc., 4.625%, 11/15/2027	3,116,000	3,022,925
		$21,645,147
Metals & Mining – 3.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,859,000	$5,361,024
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	15,311,000	13,779,797
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	7,423,000	4,914,984
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	1,727,000	1,290,604
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,475,000	6,888,169
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	3,924,000	3,350,268
Novelis Corp., 3.25%, 11/15/2026 (n)	5,176,000	4,846,413
Novelis Corp., 4.75%, 1/30/2030 (n)	6,187,000	5,738,416
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,434,614
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	3,109,340	2,518,565
Taseko Mines Ltd., 7%, 2/15/2026 (n)	5,045,000	4,956,712
		$56,079,566
18

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 4.6%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$5,904,000	$5,424,287
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		8,290,000	7,425,947
EQM Midstream Partners LP, 5.5%, 7/15/2028		11,896,000	11,787,675
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		7,337,000	7,206,806
NuStar Logistics, LP, 6.375%, 10/01/2030		5,234,000	5,260,170
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,016,000	8,679,433
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		3,176,000	3,168,102
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		7,487,000	6,691,605
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		2,732,000	2,734,169
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		5,430,000	4,801,863
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		5,484,000	5,542,616
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		6,091,000	6,468,880
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		6,238,000	6,299,359
			$81,490,912
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$1,907,000	$1,869,351
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,862,000	7,799,364
			$9,668,715
Oil Services – 0.4%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$4,036,000	$3,935,382
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		2,567,000	2,612,051
			$6,547,433
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)		$11,354,000	$10,460,668
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		6,066,000	5,928,719
Puma International Financing S.A., 5%, 1/24/2026		2,433,000	2,304,440
			$18,693,827
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)		$6,858,000	$6,465,505
NCR Corp., 5.125%, 4/15/2029 (n)		4,146,000	3,879,109
			$10,344,614
Pharmaceuticals – 1.0%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$3,603,000	$3,494,910
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		3,989,000	2,713,717
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		799,000	446,668
Grifols S.A., 3.2%, 5/01/2025	EUR	1,610,000	1,656,950
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$4,302,000	3,936,113
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		6,184,000	5,312,840
			$17,561,198
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$2,160,000	$2,122,091
GFL Environmental, Inc., 4%, 8/01/2028 (n)	6,063,000	5,561,364
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,816,476
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	2,159,827
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	1,190,000	1,217,106
Stericycle, Inc., 3.875%, 1/15/2029 (n)	7,781,000	7,073,162
		$19,950,026
Precious Metals & Minerals – 0.7%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$3,783,000	$3,443,477
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,880,000	3,700,490
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	6,778,000	5,964,640
		$13,108,607
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026	$5,918,000	$5,829,230
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$9,008,000	$9,285,491
XHR LP, REIT, 4.875%, 6/01/2029 (n)	5,108,000	4,711,159
		$13,996,650
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$6,482,000	$5,827,623
Retailers – 1.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$5,003,000	$4,609,195
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	5,273,000	4,732,518
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	6,227,000	6,040,190
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	4,569,000	4,454,842
Penske Automotive Group Co., 3.75%, 6/15/2029	7,145,000	6,367,803
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	5,550,000	4,692,408
		$30,896,956
Specialty Stores – 1.0%
Global Auto Holdings Ltd./Aag FH UK Ltd., 8.375%, 1/15/2029 (n)	$5,375,000	$5,067,976
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	3,600,000	2,827,696
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,830,000	2,449,643
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	7,620,000	7,366,119
		$17,711,434
20

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.7%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$4,328,000	$4,352,345
Ocado Group PLC, 3.875%, 10/08/2026	GBP	3,890,000	4,270,437
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	3,770,000	3,870,119
			$12,492,901
Telecommunications - Wireless – 1.0%
Altice France S.A., 5.5%, 1/15/2028 (n)		$2,680,000	$2,092,443
Altice France S.A., 6%, 2/15/2028 (n)		3,359,000	1,499,530
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,398,584
SBA Communications Corp., 3.875%, 2/15/2027		5,075,000	4,843,179
SBA Communications Corp., 3.125%, 2/01/2029		9,720,000	8,662,784
			$18,496,520
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024		$8,912,000	$8,833,324
Utilities - Electric Power – 3.4%
Calpine Corp., 4.5%, 2/15/2028 (n)		$7,722,000	$7,343,368
Calpine Corp., 5.125%, 3/15/2028 (n)		5,692,000	5,431,398
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		4,823,000	4,591,991
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,478,000	10,816,327
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		1,626,000	1,381,040
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		1,521,000	1,504,956
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		728,000	711,620
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		6,004,000	5,637,976
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		6,346,000	6,536,406
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		5,065,000	4,998,635
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		8,444,000	8,138,496
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		3,754,000	3,466,106
			$60,558,319
Total Bonds (Identified Cost, $1,715,293,706)			$1,663,053,852
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		59,284	$1,556,205
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,250	$1,645,052
Total Common Stocks (Identified Cost, $3,122,016)			$3,201,257
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified Cost, $2,464,000)	$2,464,000	$2,507,120

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	6/24/22	62,563	$11,893

Investment Companies (h) – 5.7%
Money Market Funds – 5.7%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $100,703,210)	100,698,538	$100,708,608

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $1,267,143)	Put	Exchange Traded	$ 34,467,948	177	$490,290

Other Assets, Less Liabilities – 0.7%	12,846,223
Net Assets – 100.0%	$1,782,819,243

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $100,708,608 and $1,669,264,412, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,482,267,557, representing 83.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
22

Portfolio of Investments – continued
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	364,436	USD	461,658	State Street Bank Corp.	4/19/2024	$450
USD	18,908,607	EUR	17,322,616	State Street Bank Corp.	4/19/2024	126,557
USD	4,423,371	GBP	3,468,421	State Street Bank Corp.	4/19/2024	25,375
						$152,382
Liability Derivatives
EUR	1,759,116	USD	1,921,919	HSBC Bank	4/19/2024	$(14,596)
EUR	1,453,155	USD	1,583,139	JPMorgan Chase Bank N.A.	4/19/2024	(7,556)
						$(22,152)
See Notes to Financial Statements
23

Financial Statements
Statement of Assets and Liabilities
At 1/31/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,722,146,865)	$1,669,264,412
Investments in affiliated issuers, at value (identified cost, $100,703,210)	100,708,608
Cash	556,580
Receivables for
Forward foreign currency exchange contracts	152,382
Investments sold	7,659,846
Fund shares sold	11,292,793
Interest and dividends	25,400,377
Other assets	5,688
Total assets	$1,815,040,686
Liabilities
Payables for
Distributions	$116,486
Forward foreign currency exchange contracts	22,152
Investments purchased	19,247,785
When-issued investments purchased	9,646,551
Fund shares reacquired	2,742,309
Payable to affiliates
Investment adviser	42,882
Administrative services fee	1,438
Shareholder servicing costs	220,360
Distribution and service fees	9,727
Payable for independent Trustees' compensation	506
Accrued expenses and other liabilities	171,247
Total liabilities	$32,221,443
Net assets	$1,782,819,243
Net assets consist of
Paid-in capital	$2,062,177,339
Total distributable earnings (loss)	(279,358,096)
Net assets	$1,782,819,243
Shares of beneficial interest outstanding	582,820,290
24

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$659,654,202	215,541,567	$3.06
Class B	2,314,593	755,367	3.06
Class C	9,778,006	3,185,397	3.07
Class I	127,671,880	41,849,011	3.05
Class R1	774,960	253,003	3.06
Class R2	1,484,740	487,837	3.04
Class R3	908,961	297,698	3.05
Class R4	414,608	135,410	3.06
Class R6	979,817,293	320,315,000	3.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.20 [100 / 95.75 x $3.06]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
25

Financial Statements
Statement of Operations
Year ended 1/31/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$107,777,045
Dividends from affiliated issuers	4,112,659
Other	215,532
Dividends	193,360
Total investment income	$112,298,596
Expenses
Management fee	$7,821,802
Distribution and service fees	1,723,499
Shareholder servicing costs	1,143,029
Administrative services fee	256,513
Independent Trustees' compensation	31,846
Custodian fee	101,470
Shareholder communications	110,846
Audit and tax fees	98,652
Legal fees	9,244
Miscellaneous	233,003
Total expenses	$11,529,904
Fees paid indirectly	(939)
Reduction of expenses by investment adviser and distributor	(220,979)
Net expenses	$11,307,986
Net investment income (loss)	$100,990,610
26

Statement of Operations – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(69,412,443)
Affiliated issuers	6,151
Futures contracts	(1,846,390)
Forward foreign currency exchange contracts	175,388
Foreign currency	(8,283)
Net realized gain (loss)	$(71,085,577)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$108,525,307
Affiliated issuers	(2,520)
Futures contracts	(35,170)
Forward foreign currency exchange contracts	184,762
Translation of assets and liabilities in foreign currencies	(4,078)
Net unrealized gain (loss)	$108,668,301
Net realized and unrealized gain (loss)	$37,582,724
Change in net assets from operations	$138,573,334
See Notes to Financial Statements
27

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/24	1/31/23
Change in net assets
From operations
Net investment income (loss)	$100,990,610	$86,712,586
Net realized gain (loss)	(71,085,577)	(58,003,285)
Net unrealized gain (loss)	108,668,301	(119,528,825)
Change in net assets from operations	$138,573,334	$(90,819,524)
Total distributions to shareholders	$(104,124,037)	$(94,049,766)
Change in net assets from fund share transactions	$(5,174,694)	$(30,606,598)
Total change in net assets	$29,274,603	$(215,475,888)
Net assets
At beginning of period	1,753,544,640	1,969,020,528
At end of period	$1,782,819,243	$1,753,544,640
See Notes to Financial Statements
28

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.14	$0.13	$0.14	$0.15
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.23	$(0.16)	$0.02	$0.15	$0.30
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	8.13	(4.60)	0.48	4.71	9.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.89	0.90	0.93	0.94
Expenses after expense reductions (f)	0.87	0.87	0.89	0.91	0.92
Net investment income (loss)	5.68	4.69	3.88	4.34	4.46
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$659,654	$625,602	$679,622	$612,075	$552,035
See Notes to Financial Statements
29

Financial Highlights – continued
Class B	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.45	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.12)	0.00(w)	0.15
Total from investment operations	$0.21	$(0.18)	$(0.01)	$0.12	$0.28
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.06	$3.00	$3.31	$3.44	$3.45
Total return (%) (r)(s)(t)(x)	7.34	(5.31)	(0.28)	3.62	8.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	4.93	3.91	3.15	3.63	3.72
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$2,315	$2,986	$4,729	$6,914	$10,650

Class C	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.01	$3.32	$3.45	$3.45	$3.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.12)	0.01	0.14
Total from investment operations	$0.21	$(0.18)	$(0.01)	$0.13	$0.27
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.07	$3.01	$3.32	$3.45	$3.45
Total return (%) (r)(s)(t)(x)	7.32	(5.29)	(0.27)	3.93	8.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	4.93	3.92	3.15	3.61	3.72
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$9,778	$11,888	$16,636	$21,918	$27,415
See Notes to Financial Statements
30

Financial Highlights – continued
Class I	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$2.99	$3.30	$3.43	$3.43	$3.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.15	$0.14	$0.15	$0.16
Net realized and unrealized gain (loss)	0.07	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.05	$2.99	$3.30	$3.43	$3.43
Total return (%) (r)(s)(t)(x)	8.41	(4.38)	0.71	4.97	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.65	0.68	0.69
Expenses after expense reductions (f)	0.62	0.62	0.64	0.66	0.68
Net investment income (loss)	5.91	4.93	4.13	4.55	4.67
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$127,672	$189,210	$208,682	$216,905	$147,591

Class R1	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.12)	0.01	0.14
Total from investment operations	$0.21	$(0.18)	$(0.01)	$0.13	$0.27
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	7.33	(5.32)	(0.28)	3.92	8.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.64	1.65	1.68	1.69
Expenses after expense reductions (f)	1.62	1.62	1.64	1.67	1.68
Net investment income (loss)	4.93	3.94	3.14	3.60	3.71
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$775	$695	$946	$957	$963
See Notes to Financial Statements
31

Financial Highlights – continued
Class R2	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$2.98	$3.29	$3.43	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.13	$0.13	$0.14	$0.14
Net realized and unrealized gain (loss)	0.07	(0.29)	(0.13)	(0.01)	0.15
Total from investment operations	$0.23	$(0.16)	$0.00	$0.13	$0.29
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.14)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$3.04	$2.98	$3.29	$3.43	$3.44
Total return (%) (r)(s)(t)(x)	7.88	(4.90)	(0.09)	4.14	8.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.14	1.16	1.18	1.19
Expenses after expense reductions (f)	1.12	1.12	1.15	1.17	1.18
Net investment income (loss)	5.43	4.44	3.67	4.10	4.21
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$1,485	$1,606	$2,029	$13,943	$15,270

Class R3	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$2.99	$3.30	$3.43	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.14	$0.13	$0.14	$0.15
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.11)	0.00(w)	0.15
Total from investment operations	$0.23	$(0.16)	$0.02	$0.14	$0.30
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$3.05	$2.99	$3.30	$3.43	$3.44
Total return (%) (r)(s)(t)(x)	8.14	(4.63)	0.46	4.40	9.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.89	0.90	0.93	0.94
Expenses after expense reductions (f)	0.87	0.87	0.89	0.92	0.93
Net investment income (loss)	5.68	4.60	3.90	4.31	4.47
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$909	$1,295	$2,574	$2,929	$2,255
See Notes to Financial Statements
32

Financial Highlights – continued
Class R4	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.15	$0.14	$0.15	$0.16
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.11)	0.01	0.15
Total from investment operations	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	8.39	(4.35)	0.72	4.97	9.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.64	0.65	0.68	0.69
Expenses after expense reductions (f)	0.62	0.62	0.64	0.67	0.68
Net investment income (loss)	5.93	4.95	4.15	4.63	4.68
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$415	$362	$371	$555	$796

Class R6	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.15	$0.15	$0.16	$0.16
Net realized and unrealized gain (loss)	0.06	(0.30)	(0.12)	0.00(w)	0.15
Total from investment operations	$0.24	$(0.15)	$0.03	$0.16	$0.31
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.16)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.06	$3.00	$3.31	$3.44	$3.44
Total return (%) (r)(s)(t)(x)	8.52	(4.25)	0.84	5.08	9.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.52	0.54	0.57	0.58
Expenses after expense reductions (f)	0.51	0.51	0.53	0.56	0.57
Net investment income (loss)	6.04	5.05	4.25	4.69	4.82
Portfolio turnover	48	33	64	50	58
Net assets at end of period (000 omitted)	$979,817	$919,902	$1,048,137	$1,123,867	$942,482

See Notes to Financial Statements
33

Financial Highlights – continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
34

Notes to Financial Statements
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the
35

Notes to Financial Statements  - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and
36

Notes to Financial Statements  - continued
financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$490,290	$1,645,052	$2,135,342
Luxembourg	—	1,556,205	—	1,556,205
United Kingdom	—	11,893	—	11,893
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,833,324	—	8,833,324
U.S. Corporate Bonds	—	1,373,532,436	—	1,373,532,436
Asset-Backed Securities (including CDOs)	—	359	—	359
Foreign Bonds	—	283,194,853	—	283,194,853
Mutual Funds	100,708,608	—	—	100,708,608
Total	$100,708,608	$1,667,619,360	$1,645,052	$1,769,973,020
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$152,382	$—	$152,382
Forward Foreign Currency Exchange Contracts – Liabilities	—	(22,152)	—	(22,152)
For further information regarding security characteristics, see the Portfolio of Investments.
37

Notes to Financial Statements  - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,402,657
Realized gain (loss)	391,535
Change in unrealized appreciation or depreciation	242,395
Sales	(391,535)
Balance as of 1/31/24	$1,645,052
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2024 is $556,172. At January 31, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
38

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$490,290	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	152,382	(22,152)
Total		$642,672	$(22,152)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,846,390)	$—	$—
Foreign Exchange	—	175,388	—
Equity	—	—	(819,188)
Total	$(1,846,390)	$175,388	$(819,188)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(35,170)	$—	$—
Foreign Exchange	—	184,762	—
Equity	—	—	(776,853)
Total	$(35,170)	$184,762	$(776,853)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
39

Notes to Financial Statements  - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
40

Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
41

Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
42

Notes to Financial Statements  - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/24	Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$104,124,037	$94,049,766
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$1,831,618,119
Gross appreciation	31,635,324
Gross depreciation	(93,150,193)
Net unrealized appreciation (depreciation)	$(61,514,869)
Undistributed ordinary income	6,688,932
Capital loss carryforwards	(215,570,439)
Other temporary differences	(8,961,720)
Total distributable earnings (loss)	$(279,358,096)
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(24,623,902)
Long-Term	(190,946,537)
Total	$(215,570,439)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally
43

Notes to Financial Statements  - continued
due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/24	Year ended 1/31/23
Class A	$36,868,951	$31,925,762
Class B	133,055	160,560
Class C	557,765	569,072
Class I	8,617,330	9,621,986
Class R1	36,949	29,527
Class R2	82,056	86,874
Class R3	58,047	87,286
Class R4	21,868	18,781
Class R6	57,748,016	51,479,518
Class 529A	—	68,059
Class 529B	—	340
Class 529C	—	2,001
Total	$104,124,037	$94,049,766
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the year ended January 31, 2024, this management fee reduction amounted to $218,921, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,048 for the year ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
44

Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,571,424
Class B	0.75%	0.25%	1.00%	1.00%	26,016
Class C	0.75%	0.25%	1.00%	1.00%	109,068
Class R1	0.75%	0.25%	1.00%	1.00%	7,210
Class R2	0.25%	0.25%	0.50%	0.50%	7,307
Class R3	—	0.25%	0.25%	0.25%	2,474
Total Distribution and Service Fees					$1,723,499
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2024, this rebate amounted to $2,057 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2024, were as follows:
Amount
Class A	$13,232
Class B	1,193
Class C	2,316
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2024, the fee was $188,099, which equated to 0.0110% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
45

Notes to Financial Statements  - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $954,930.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,668 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended January 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $494 at January 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended January 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $783,284,130 and $840,600,822, respectively.
46

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/24		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,906,809	$97,748,923	34,239,361	$103,975,427
Class B	41,018	123,801	57,318	172,695
Class C	855,472	2,563,892	510,661	1,531,529
Class I	14,751,784	43,491,363	38,542,522	115,441,933
Class R1	30,778	92,265	26,943	81,037
Class R2	36,749	108,254	236,743	739,407
Class R3	56,541	166,675	222,741	712,439
Class R4	20,211	60,740	8,221	25,343
Class R6	31,948,406	95,106,948	21,815,819	66,118,697
Class 529A	—	—	194,427	621,092
Class 529C	—	—	4,009	13,074
	80,647,768	$239,462,861	95,858,765	$289,432,673
Shares issued to shareholders in reinvestment of distributions
Class A	12,126,417	$36,021,744	10,385,501	$31,089,436
Class B	43,013	127,859	51,185	153,778
Class C	182,253	543,056	183,364	551,602
Class I	2,529,275	7,487,313	2,645,976	7,896,443
Class R1	12,416	36,937	9,847	29,511
Class R2	27,775	82,052	29,102	86,684
Class R3	19,570	57,975	28,937	87,242
Class R4	7,354	21,867	6,275	18,779
Class R6	19,346,197	57,466,471	17,115,265	51,246,373
Class 529A	—	—	17,073	54,383
Class 529B	—	—	61	251
Class 529C	—	—	379	1,239
	34,294,270	$101,845,274	30,472,965	$91,215,721
47

Notes to Financial Statements  - continued
	Year ended 1/31/24		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(38,164,982)	$(113,144,522)	(41,474,679)	$(124,583,060)
Class B	(323,278)	(953,524)	(542,109)	(1,625,622)
Class C	(1,806,183)	(5,407,020)	(1,756,772)	(5,346,479)
Class I	(38,737,942)	(114,134,783)	(41,165,559)	(125,307,188)
Class R1	(21,762)	(65,749)	(90,964)	(292,009)
Class R2	(115,257)	(338,280)	(344,291)	(1,055,962)
Class R3	(211,169)	(623,272)	(598,859)	(1,809,442)
Class R4	(12,774)	(37,538)	(6,028)	(18,457)
Class R6	(37,975,431)	(111,778,141)	(49,066,141)	(145,737,382)
Class 529A	—	—	(1,665,310)	(4,989,975)
Class 529B	—	—	(20,862)	(66,973)
Class 529C	—	—	(131,973)	(422,443)
	(117,368,778)	$(346,482,829)	(136,863,547)	$(411,254,992)
Net change
Class A	6,868,244	$20,626,145	3,150,183	$10,481,803
Class B	(239,247)	(701,864)	(433,606)	(1,299,149)
Class C	(768,458)	(2,300,072)	(1,062,747)	(3,263,348)
Class I	(21,456,883)	(63,156,107)	22,939	(1,968,812)
Class R1	21,432	63,453	(54,174)	(181,461)
Class R2	(50,733)	(147,974)	(78,446)	(229,871)
Class R3	(135,058)	(398,622)	(347,181)	(1,009,761)
Class R4	14,791	45,069	8,468	25,665
Class R6	13,319,172	40,795,278	(10,135,057)	(28,372,312)
Class 529A	—	—	(1,453,810)	(4,314,500)
Class 529B	—	—	(20,801)	(66,722)
Class 529C	—	—	(127,585)	(408,130)
	(2,426,740)	$(5,174,694)	(10,531,817)	$(30,606,598)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund,
48

Notes to Financial Statements  - continued
the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 14%, 8%, 2%, 1%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2024, the fund’s commitment fee and interest expense were $8,703 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,030,541	$422,060,272	$385,385,836	$6,151	$(2,520)	$100,708,608

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,112,659	$—
49

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of
MFS High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (the “Fund”), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
50

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
51

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of March 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
52

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
Kino Clark (k) (age 55)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
53

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 63)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
54

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
David Cole Michael Skatrud
55

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
56

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
57

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
58

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
January 31, 2024
MFS®  High Yield Pooled Portfolio
HYP-ANN

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.2%
Medical & Health Technology & Services	5.9%
Midstream	4.8%
Financial Institutions	4.5%
Consumer Services	4.3%
Composition including fixed income credit quality (a)(i)
BBB	1.3%
BB	40.9%
B	41.8%
CCC	13.5%
CC	0.2%
U.S. Government	0.5%
Not Rated	0.2%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.0%
Other	0.3%
Portfolio facts
Average Duration (d)	3.2
Average Effective Maturity (m)	4.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended January 31, 2024, shares of the MFS High Yield Pooled Portfolio (fund) provided a total return of 9.46%, at net asset value. This compares with a return of 9.28% for the fund’s benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the US housing sector has slowed as a result of higher mortgage rates. China’s abandonment of its Zero-COVID policy ushered in a brief uptick in economic activity in the world’s second-largest economy in early 2023, although its momentum soon stalled as the focus turned to the country’s highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.
Despite the challenging macroeconomic and geopolitical environment, central banks focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using tools aimed at safeguarding the stability of the financial system to keep banking systems liquid as banks grappled with exposures to commercial real estate. As inflationary pressures eased toward the end of the period, financial conditions loosened in anticipation of easier monetary policy, boosting the market’s appetite for risk as near-term recession risks diminished. Rapid advancements in artificial intelligence were a focus for investors.
Normalizing supply chains, low levels of unemployment across developed markets and signs that inflation levels have peaked were supportive factors for the macroeconomic backdrop.
Contributors to Performance
Relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, the fund's underweight allocation to both the communications and transportation sectors contributed to performance as these sectors underperformed the benchmark over the reporting period. Additionally, an overweight allocation to the brokerage sector further bolstered relative returns. The combination of favorable bond selection and an underweight allocation to the energy sector also supported relative results.
Top individual contributors for the reporting period included the fund’s overweight holdings of American Irish-domiciled mass customization business operator Cimpress (communications) and British telecommunications company Virgin Media (communications).
3

Management Review - continued
Detractors from Performance
During the reporting period, bond selection within both “B” and “CCC” rated(r) bonds detracted from relative performance. The fund’s overweight allocation to “BBB” rated bonds and underweight allocation to “CC” rated bonds also held back relative returns. From a sector perspective, bond selection within both the technology and financial institutions sectors weighed on the fund’s relative results.
Top individual detractors for the reporting period included the fund’s overweight holdings of graphite electrode manufacturer GrafTech Finance (basic industry) and media and entertainment services provider iHeartMedia(h) (communications).
The fund’s cash and/or cash equivalents position during the period was also a detractor from relative performance.
Respectfully,
Portfolio Manager(s)
David Cole and Michael Skatrud
(h)	Security was not held in the portfolio at period end.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 1/31/24
The following chart illustrates the fund’s historical performance in comparison to its benchmark(s). Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 1/31/24
Average annual without sales charge
Fund Inception Date	1-yr	5-yr	10-yr
3/25/2013	9.46%	4.33%	4.43%
Comparative benchmark(s)
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index (f)	9.28%	4.43%	4.52%

(f)	Source: FactSet Research Systems Inc.
Benchmark Definition(s)
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index(a) – a component of the Bloomberg U.S. Corporate High-Yield Index, which measures performance of non-investment grade, fixed rate debt. The index limits the maximum exposure to any one issuer to 2%.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for the fund for the periods presented.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
6

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
Actual	0.02%	$1,000.00	$1,062.04	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,025.10	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
7

Portfolio of Investments
1/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 3.6%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$1,090,000	$1,099,083
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,032,000	1,051,874
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	749,313
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	2,450,000	2,422,438
Moog, Inc., 4.25%, 12/15/2027 (n)	2,461,000	2,304,284
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	3,201,000	3,359,643
TransDigm, Inc., 6.25%, 3/15/2026 (n)	2,058,000	2,044,003
TransDigm, Inc., 5.5%, 11/15/2027	2,414,000	2,348,601
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,991,000	2,023,579
TransDigm, Inc., 4.625%, 1/15/2029	2,147,000	2,007,595
TransDigm, Inc., 6.875%, 12/15/2030 (n)	4,145,000	4,242,034
		$23,652,447
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$3,385,000	$3,219,402
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	2,200,096	2,160,560
		$5,379,962
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$1,601,000	$1,290,086
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$2,013,000	$2,007,483
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,045,000	1,058,867
Dana, Inc., 5.375%, 11/15/2027	1,897,000	1,851,282
Dana, Inc., 4.25%, 9/01/2030	1,285,000	1,123,565
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	2,072,000	1,880,793
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,705,000	1,479,190
Wabash National Corp., 4.5%, 10/15/2028 (n)	2,201,000	2,002,910
		$11,404,090
Broadcasting – 0.8%
AMC Networks, Inc., 4.75%, 8/01/2025	$599,000	$577,153
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,153,000	2,226,196
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	2,806,000	2,567,658
		$5,371,007
8

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$1,808,000	$1,876,953
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	2,049,000	2,212,965
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	1,758,000	1,636,385
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,444,000	1,330,818
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,984,000	1,803,436
NFP Corp., 4.875%, 8/15/2028 (n)	2,230,000	2,211,937
NFP Corp., 6.875%, 8/15/2028 (n)	1,727,000	1,736,680
		$12,809,174
Building – 4.0%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$1,283,000	$1,143,212
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,495,000	2,192,481
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,139,000	2,907,687
Interface, Inc., 5.5%, 12/01/2028 (n)	2,352,000	2,201,096
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,149,000	1,955,590
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,658,000	2,553,806
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	840,000	844,490
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,885,000	2,899,425
SRM Concrete, 8.875%, 11/15/2031 (n)	2,796,000	2,937,369
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,364,000	1,304,561
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,063,000	2,783,509
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,494,000	2,441,177
		$26,164,403
Business Services – 1.2%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,205,087
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,670,000	1,613,737
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,897,000	1,839,723
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,321,000	3,334,234
		$7,992,781
Cable TV – 8.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$3,771,000	$3,035,655
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,403,000	1,353,216
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,598,000	6,751,639
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,098,000	3,563,867
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	2,101,000	1,776,493
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,573,000	1,250,696
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	3,050,000	2,620,209
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	1,100,000	732,245
9

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		$1,264,000	$1,283,883
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		2,990,000	1,582,577
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		975,000	704,438
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		489,000	498,807
DISH DBS Corp., 7.75%, 7/01/2026		1,380,000	813,131
DISH DBS Corp., 5.25%, 12/01/2026 (n)		1,815,000	1,429,322
DISH DBS Corp., 5.125%, 6/01/2029		1,517,000	581,085
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,067,000	1,113,634
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		2,919,000	2,811,761
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		630,000	554,438
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		1,241,000	1,126,962
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		4,004,000	3,803,800
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		1,868,000	1,557,350
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,597,000	1,573,045
Videotron Ltd., 3.625%, 6/15/2029 (n)		1,483,000	1,353,163
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,640,000	3,250,919
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		3,178,000	2,991,620
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		5,300,000	4,471,422
			$52,585,377
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$2,274,000	$2,188,975
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		701,000	622,936
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		2,168,000	1,980,577
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		2,508,000	2,123,364
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,425,000	2,202,759
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	1,183,000	1,379,467
SNF Group SACA, 3.375%, 3/15/2030 (n)		$3,508,000	3,012,901
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		3,143,000	3,235,732
			$16,746,711
Computer Software – 0.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$2,019,000	$2,072,140
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		2,329,000	2,165,129
			$4,237,269
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,021,000	$3,970,738
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		1,121,000	1,048,135
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	1,076,344
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		3,979,000	3,905,938
10

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$1,275,000	$1,118,072
			$11,119,227
Conglomerates – 3.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,556,563
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,316,000	3,997,997
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		1,330,000	1,418,481
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		2,916,000	2,945,364
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,737,000	1,737,174
Griffon Corp., 5.75%, 3/01/2028		2,493,000	2,443,140
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,165,000	1,923,797
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,800,863
TriMas Corp., 4.125%, 4/15/2029 (n)		4,496,000	4,002,883
			$21,826,262
Construction – 0.7%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$1,110,000	$1,071,009
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,574,502
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,387,000	2,224,722
			$4,870,233
Consumer Products – 1.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,234,023
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,343,000	2,120,907
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		2,850,000	2,902,924
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,611,000	2,555,699
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,495,000	1,296,430
			$10,109,983
Consumer Services – 4.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,989,000	$2,922,617
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,080,000	896,713
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,257,000	1,949,619
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		2,022,000	1,994,339
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,973,000	3,597,154
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,451,000	2,465,793
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,052,000	1,985,278
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		3,115,000	2,932,212
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		810,000	728,806
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		385,000	329,175
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,772,000	1,316,188
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,237,418
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,712,000	3,276,027
11

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$2,073,000	$1,992,816
			$27,624,155
Containers – 2.9%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$415,060
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		2,400,000	2,097,521
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		2,677,000	2,169,632
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		3,001,000	2,243,193
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		4,405,000	3,882,171
Crown Americas LLC, 5.25%, 4/01/2030		1,203,000	1,162,399
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		2,743,000	2,643,758
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,280,000	1,253,347
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	1,262,000	1,381,915
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$1,765,000	1,722,283
			$18,971,279
Electronics – 1.2%
Entegris, Inc., 4.375%, 4/15/2028 (n)		$1,696,000	$1,599,466
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,382,000	1,246,578
Sensata Technologies B.V., 5%, 10/01/2025 (n)		2,985,000	2,971,493
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,340,000	1,324,286
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		673,000	620,132
			$7,761,955
Energy - Independent – 3.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$1,891,000	$1,955,807
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		629,000	662,618
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		1,975,000	2,077,131
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		602,000	642,069
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,235,000	1,312,934
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,394,000	3,116,537
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		2,296,000	2,267,461
Matador Resources Co., 6.875%, 4/15/2028 (n)		2,371,000	2,427,951
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		1,869,000	1,862,050
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		445,000	452,119
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		3,098,000	3,030,090
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,281,000	1,322,508
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		2,403,000	2,464,216
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
SM Energy Co., 6.5%, 7/15/2028	$1,673,000	$1,673,000
		$25,266,491
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$2,031,000	$2,110,141
Entertainment – 3.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,978,000	$2,009,211
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	3,583,000	3,529,979
Carnival Corp. PLC, 4%, 8/01/2028 (n)	1,282,000	1,185,865
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,332,000	1,290,145
Merlin Entertainments, 7.375%, 2/15/2031 (n)	1,696,000	1,698,304
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,914,000	1,866,284
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)	1,200,000	1,211,633
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,590,163
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,594,000	2,560,990
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,628,000	1,516,189
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	807,000	777,803
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	1,414,000	1,376,882
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,223,227
		$21,836,675
Financial Institutions – 5.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$2,432,318	$2,082,672
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	498,000	472,723
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	295,939
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,019,000	2,119,964
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,613,000	1,606,431
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	500,000	506,300
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,152,000	1,116,267
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,358,000	1,432,401
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	5,039,595	4,843,734
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	2,917,000	2,630,689
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)(w)	1,768,000	1,780,684
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	2,667,000	2,801,550
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	440,000	456,531
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,445,000	3,377,895
OneMain Finance Corp., 6.875%, 3/15/2025	2,011,000	2,018,541
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,915,210
OneMain Finance Corp., 5.375%, 11/15/2029	1,398,000	1,293,509
PRA Group, Inc., 8.375%, 2/01/2028 (n)	803,000	764,889
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	$1,755,000	$1,559,944
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	611,000	533,898
SLM Corp., 3.125%, 11/02/2026	1,218,000	1,140,438
		$35,750,209
Food & Beverages – 3.1%
B&G Foods, Inc., 5.25%, 9/15/2027	$1,018,000	$918,189
B&G Foods, Inc., 8%, 9/15/2028 (n)	1,156,000	1,205,003
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	201,000	203,505
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)(w)	1,591,000	1,609,567
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,516,000	2,453,853
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,130,000	2,096,138
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,229,000	2,969,545
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,556,000	3,237,391
TreeHouse Foods, Inc., 4%, 9/01/2028	2,239,000	1,997,188
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,881,000	2,733,399
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	1,308,000	1,098,720
		$20,522,498
Gaming & Lodging – 3.3%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$1,047,000	$957,081
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	2,135,000	2,194,031
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	600,000	606,637
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,284,000	2,343,946
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,310,939
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	2,827,000	2,734,924
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	2,631,000	2,249,465
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,665,000	2,488,186
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,629,000	2,471,791
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	1,045,177
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,674,000	2,526,145
		$21,928,322
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$980,000	$962,682
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,528,384
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,525,000	3,300,528
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,162,000	2,993,070
		$8,784,664
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,195,000	$1,198,063
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	641,000	574,780
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,214,000	1,113,646
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	1,631,000	1,592,378
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,111,000	2,946,210
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,577,000	1,593,716
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,441,000	2,278,301
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	2,021,051
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,401,000	1,403,647
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,034,000	1,919,302
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,725,000	1,774,451
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,295,000	1,326,204
		$19,741,749
Machinery & Tools – 0.9%
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)(w)	$200,000	$200,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,378,000	3,559,804
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,350,219
		$6,110,023
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$3,045,000	$3,162,625
Medical & Health Technology & Services – 5.8%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$2,212,255
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,520,000	3,351,184
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	2,122,000	2,201,724
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	4,163,000	3,786,128
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,400,000	1,378,692
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,934,000	1,909,661
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,001,000	2,484,598
Encompass Health Corp., 5.75%, 9/15/2025	832,000	826,701
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,469,401
Encompass Health Corp., 4.625%, 4/01/2031	435,000	399,647
IQVIA, Inc., 5%, 5/15/2027 (n)	3,640,000	3,557,499
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,478,081
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	1,989,000	1,852,395
Star Parent, Inc., 9%, 10/01/2030 (n)	1,776,000	1,867,470
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,606,000	1,600,090
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,432,000	1,325,057
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 6.125%, 6/15/2030	$2,430,000	$2,429,094
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,053,000	1,077,048
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,703,929
		$37,910,654
Medical Equipment – 1.3%
Embecta Corp., 5%, 2/15/2030 (n)	$2,514,000	$2,057,156
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,167,000	2,318,690
Medline Borrower LP, 5.25%, 10/01/2029 (n)	3,052,000	2,845,712
Teleflex, Inc., 4.625%, 11/15/2027	1,223,000	1,186,469
		$8,408,027
Metals & Mining – 3.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,220,000	$2,031,315
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,690,000	5,120,962
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,065,181
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	502,000	375,150
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	2,821,000	2,599,535
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,242,263
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,558,979
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,343,781
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,185,649
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,200,122
Taseko Mines Ltd., 7%, 2/15/2026 (n)	2,069,000	2,032,792
		$21,755,729
Midstream – 4.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,245,000	$2,062,589
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,288,000	2,945,297
EQM Midstream Partners LP, 5.5%, 7/15/2028	4,471,000	4,430,287
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,806,000	2,756,208
NuStar Logistics, LP, 6.375%, 10/01/2030	2,099,000	2,109,495
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,391,000	3,264,414
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,180,000	1,177,066
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,848,000	2,545,438
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,028,816
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,759,799
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	2,116,000	2,138,617
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	2,311,000	2,454,372
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	2,363,000	2,386,243
		$31,058,641
16

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$693,000	$679,318
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		3,007,000	2,983,044
			$3,662,362
Oil Services – 0.4%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$1,528,000	$1,489,907
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		972,000	989,059
			$2,478,966
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)		$4,314,000	$3,974,574
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		2,326,000	2,273,360
Puma International Financing S.A., 5%, 1/24/2026		1,001,000	948,107
			$7,196,041
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)		$2,673,000	$2,520,020
NCR Corp., 5.125%, 4/15/2029 (n)		1,559,000	1,458,642
			$3,978,662
Pharmaceuticals – 1.0%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$1,495,000	$1,450,150
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		1,582,000	1,076,234
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		375,000	209,638
Grifols S.A., 3.2%, 5/01/2025	EUR	600,000	617,497
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$1,634,000	1,495,028
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,301,000	1,976,851
			$6,825,398
Pollution Control – 1.2%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$550,000	$540,347
GFL Environmental, Inc., 4%, 8/01/2028 (n)		2,405,000	2,206,017
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		957,000	898,381
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		985,000	903,367
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		448,000	458,205
Stericycle, Inc., 3.875%, 1/15/2029 (n)		2,936,000	2,668,912
			$7,675,229
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$1,461,000	$1,329,876
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		1,471,000	1,402,943
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,750,000	2,420,000
			$5,152,819
17

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$2,256,000	$2,222,160
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$3,345,000	$3,448,042
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,896,000	1,748,700
			$5,196,742
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$2,445,000	$2,198,170
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,859,000	$1,712,671
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		2,063,000	1,851,543
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,435,000	2,361,950
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		1,705,000	1,662,400
Penske Automotive Group Co., 3.75%, 6/15/2029		2,702,000	2,408,090
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		2,086,000	1,763,669
			$11,760,323
Specialty Stores – 1.0%
Global Auto Holdings Ltd./Aag FH UK Ltd., 8.375%, 1/15/2029 (n)		$2,007,000	$1,892,359
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,315,000	1,032,894
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,486,000	950,436
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,817,879
			$6,693,568
Supermarkets – 0.7%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$1,608,000	$1,617,045
Ocado Group PLC, 3.875%, 10/08/2026	GBP	1,425,000	1,564,363
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	1,429,000	1,466,950
			$4,648,358
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,030,000	$804,185
Altice France S.A., 6%, 2/15/2028 (n)		1,240,000	553,563
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	524,195
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,694,874
SBA Communications Corp., 3.125%, 2/01/2029		4,014,000	3,577,409
			$7,154,226
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024		$3,500,000	$3,469,102
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$2,925,000	$2,781,579
Calpine Corp., 5.125%, 3/15/2028 (n)	2,175,000	2,075,420
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,747,000	1,663,323
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	4,925,000	4,269,147
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)	597,000	507,061
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	188,000	186,017
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	477,020
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,274,000	2,135,369
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	2,357,000	2,427,720
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,955,000	1,929,384
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,122,000	3,009,046
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,478,000	1,364,652
		$22,825,738
Total Bonds (Identified Cost, $657,930,772)		$637,400,713
Common Stocks – 0.4%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,390	$928,987
Oil Services – 0.3%
LTRI Holdings LP (a)(u)	3,300	$1,670,361
Total Common Stocks (Identified Cost, $2,353,281)		$2,599,348
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified Cost, $927,000)	$927,000	$943,222

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	6/24/22	42,350	$8,051

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $15,793,129)	15,792,268	$15,793,848

19

Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $493,971)	Put	Exchange Traded	$ 13,436,658	69	$191,130

Other Assets, Less Liabilities – 0.1%	722,488
Net Assets – 100.0%	$657,658,800

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,793,848 and $641,142,464, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $567,872,064, representing 86.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
20

Portfolio of Investments – continued
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	197,752	USD	250,507	State Street Bank Corp.	4/19/2024	$244
USD	6,854,930	EUR	6,274,118	JPMorgan Chase Bank N.A.	4/19/2024	52,217
USD	621,489	EUR	572,050	State Street Bank Corp.	4/19/2024	1,244
USD	1,620,387	GBP	1,270,566	State Street Bank Corp.	4/19/2024	9,295
						$63,000
Liability Derivatives
EUR	727,836	USD	795,195	HSBC Bank	4/19/2024	$(6,039)
EUR	616,062	USD	671,169	JPMorgan Chase Bank N.A.	4/19/2024	(3,203)
						$(9,242)
See Notes to Financial Statements
21

Financial Statements
Statement of Assets and Liabilities
At 1/31/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $661,705,024)	$641,142,464
Investments in affiliated issuers, at value (identified cost, $15,793,129)	15,793,848
Receivables for
Forward foreign currency exchange contracts	63,000
Investments sold	3,066,547
Fund shares sold	9,208
Interest and dividends	9,760,452
Other assets	2,341
Total assets	$669,837,860
Liabilities
Payable to custodian	$246
Payables for
Distributions	197
Forward foreign currency exchange contracts	9,242
Investments purchased	6,836,386
When-issued investments purchased	3,572,823
Fund shares reacquired	1,691,239
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	11
Accrued expenses and other liabilities	68,822
Total liabilities	$12,179,060
Net assets	$657,658,800
Net assets consist of
Paid-in capital	$793,334,929
Total distributable earnings (loss)	(135,676,129)
Net assets	$657,658,800
Shares of beneficial interest outstanding	79,800,592
Net asset value per share (net assets of $657,658,800 / 79,800,592 shares of beneficial interest outstanding)	$8.24
See Notes to Financial Statements
22

Financial Statements
Statement of Operations
Year ended 1/31/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$43,981,773
Dividends from affiliated issuers	822,361
Other	88,031
Dividends	66,286
Total investment income	$44,958,451
Expenses
Shareholder servicing costs	$36
Administrative services fee	17,500
Custodian fee	45,507
Shareholder communications	2,091
Audit and tax fees	52,350
Legal fees	3,545
Pricing service fees	8,714
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	18,209
Total expenses	$157,752
Fees paid indirectly	(442)
Net expenses	$157,310
Net investment income (loss)	$44,801,141
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(31,681,347)
Affiliated issuers	3,852
Futures contracts	(492,104)
Forward foreign currency exchange contracts	71,581
Foreign currency	(1,138)
Net realized gain (loss)	$(32,099,156)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$46,111,487
Affiliated issuers	(602)
Futures contracts	106,337
Forward foreign currency exchange contracts	78,332
Translation of assets and liabilities in foreign currencies	(3,140)
Net unrealized gain (loss)	$46,292,414
Net realized and unrealized gain (loss)	$14,193,258
Change in net assets from operations	$58,994,399
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/24	1/31/23
Change in net assets
From operations
Net investment income (loss)	$44,801,141	$46,442,609
Net realized gain (loss)	(32,099,156)	(35,574,607)
Net unrealized gain (loss)	46,292,414	(55,397,358)
Change in net assets from operations	$58,994,399	$(44,529,356)
Total distributions to shareholders	$(45,493,975)	$(47,089,882)
Change in net assets from fund share transactions	$(82,456,705)	$(179,131,688)
Total change in net assets	$(68,956,281)	$(270,750,926)
Net assets
At beginning of period	726,615,081	997,366,007
At end of period	$657,658,800	$726,615,081
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$8.05	$8.88	$9.25	$9.33	$8.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.47	$0.47	$0.50	$0.51
Net realized and unrealized gain (loss)	0.20	(0.82)	(0.34)	(0.06)(g)	0.39
Total from investment operations	$0.73	$(0.35)	$0.13	$0.44	$0.90
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.48)	$(0.50)	$(0.52)	$(0.51)
Net asset value, end of period (x)	$8.24	$8.05	$8.88	$9.25	$9.33
Total return (%) (s)(x)	9.46	(3.84)	1.39	5.02	10.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.63	5.77	5.09	5.58	5.51
Portfolio turnover	44	25	60	66	59
Net assets at end of period (000 omitted)	$657,659	$726,615	$997,366	$1,228,318	$889,031

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the
26

Notes to Financial Statements  - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial
27

Notes to Financial Statements  - continued
condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$191,130	$1,670,361	$1,861,491
Luxembourg	—	928,987	—	928,987
United Kingdom	—	8,051	—	8,051
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,469,102	—	3,469,102
U.S. Corporate Bonds	—	525,235,439	—	525,235,439
Foreign Bonds	—	109,639,394	—	109,639,394
Mutual Funds	15,793,848	—	—	15,793,848
Total	$15,793,848	$639,472,103	$1,670,361	$656,936,312
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$63,000	$—	$63,000
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,242)	—	(9,242)
For further information regarding security characteristics, see the Portfolio of Investments.
28

Notes to Financial Statements  - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	331,329
Sales	(275,672)
Balance as of 1/31/24	$1,670,361
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2024 is $564,729. At January 31, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
29

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$191,130	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	63,000	(9,242)
Total		$254,130	$(9,242)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(492,104)	$—	$—
Foreign Exchange	—	71,581	—
Equity	—	—	(372,401)
Total	$(492,104)	$71,581	$(372,401)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$106,337	$—	$—
Foreign Exchange	—	78,332	—
Equity	—	—	(302,841)
Total	$106,337	$78,332	$(302,841)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
30

Notes to Financial Statements  - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
31

Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
32

Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
33

Notes to Financial Statements  - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/24	Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$45,493,975	$47,089,882
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$679,934,214
Gross appreciation	12,449,799
Gross depreciation	(35,393,943)
Net unrealized appreciation (depreciation)	$(22,944,144)
Undistributed ordinary income	4,064,213
Capital loss carryforwards	(113,076,626)
Other temporary differences	(3,719,572)
Total distributable earnings (loss)	$(135,676,129)
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(13,716,208)
Long-Term	(99,360,418)
Total	$(113,076,626)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
34

Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2024, these costs amounted to $36.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.0026% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended January 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $290,204,227 and $372,085,944, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/24		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold	5,187,193	$41,214,207	4,236,645	$34,051,394
Shares issued to shareholders in reinvestment of distributions	5,697,188	45,493,975	5,845,303	47,089,882
Shares reacquired	(21,310,137)	(169,164,887)	(32,206,489)	(260,272,964)
Net change	(10,425,756)	$(82,456,705)	(22,124,541)	$(179,131,688)
35

Notes to Financial Statements  - continued
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Income Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2024, the fund’s commitment fee and interest expense were $3,572 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,165,324	$184,174,465	$184,549,191	$3,852	$(602)	$15,793,848

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$822,361	$—
36

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of
MFS High Yield Pooled Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the “Fund”), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
37

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
38

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of March 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
39

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
Kino Clark (k) (age 55)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
40

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 63)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
41

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
David Cole Michael Skatrud
42

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
43

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
44

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
45

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
January 31, 2024
MFS®  Municipal High
Income Fund
MMH-ANN

MFS® Municipal High
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Long Term Care	15.1%
Healthcare Revenue - Hospitals	11.4%
Universities - Secondary Schools	10.2%
Miscellaneous Revenue - Other	7.5%
Multi-Family Housing Revenue	5.3%
Tax - Sales	4.9%
Universities - Colleges	4.2%
General Obligations - General Purpose	4.1%
Universities – Dormitories	4.0%
Tobacco	3.3%
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	4.3%
A	11.5%
BBB	20.8%
BB	16.7%
B	1.9%
CCC	1.2%
CC	0.1%
C	1.1%
D	0.1%
Not Rated	38.1%
Cash & Cash Equivalents	3.3%
Other	(0.3)%
Portfolio facts
Average Duration (d)	7.4
Average Effective Maturity (m)	20.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been

Portfolio Composition - continued
rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended January 31, 2024, Class A shares of the MFS Municipal High Income Fund (fund) provided a total return of 2.87%, at net asset value. This compares with a return of 2.90% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the US housing sector has slowed as a result of higher mortgage rates. China’s abandonment of its Zero-COVID policy ushered in a brief uptick in economic activity in the world’s second-largest economy in early 2023, although its momentum soon stalled as the focus turned to the country’s highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.
Despite the challenging macroeconomic and geopolitical environment, central banks focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using tools aimed at safeguarding the stability of the financial system to keep banking systems liquid as banks grappled with exposures to commercial real estate. As inflationary pressures eased toward the end of the period, financial conditions loosened in anticipation of easier monetary policy, boosting the market’s appetite for risk as near-term recession risks diminished. Rapid advancements in artificial intelligence were a focus for investors.
Normalizing supply chains, low levels of unemployment across developed markets and signs that inflation levels have peaked were supportive factors for the macroeconomic backdrop.
Amid this eventful backdrop, the investment grade and high-yield municipal markets generated positive returns over the period. Securities in the lower-rated credit quality tiers outperformed the highest-rated credit quality tiers in the municipal indices. Yields rose across the tax-exempt municipal curve but most notably in the short (within two years) segment. A positive for income-oriented investors, the yields (yield-to-worst) on the investment grade and high-yield municipal indices ended the period at 3.37% and 5.62%, respectively, both above their five- and 10-year averages.

Management Review - continued
Factors Affecting Performance
Relative to the Bloomberg Municipal Bond Index, security selection in the power sector, more specifically in “CC” and “D” rated(r) securities, for which the benchmark has no exposure, detracted from performance. The fund’s greater allocation to the health care sector, most notably to out-of-benchmark holdings of “not-rated“ and “CCC” rated bonds, weakened relative results. The fund's yield curve(y) positioning further detracted from relative returns.
On the positive side, the fund’s overweight allocation to both the special tax and education sectors, predominantly within “not-rated” issuers, benefited relative performance. Additionally, strong bond selection in the health care sector, particularly within investment grade securities, and bond selection within the local and special tax sectors supported relative returns.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
Note to Shareholders:  Effective March 28, 2023, Gary Lasman is no longer a Portfolio Manager of the fund.
(r)	Securities rated ”BBB“, ”Baa“, or higher are considered investment grade; securities rated ”BB“, ”Ba“, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 1/31/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 1/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/24/1984	2.87%	1.74%	3.69%	N/A
B	9/07/1993	2.11%	0.99%	2.93%	N/A
C	9/25/1998	1.85%	0.74%	2.68%	N/A
I	6/01/2011	2.86%	1.74%	3.70%	N/A
R6	6/02/2017	3.09%	1.85%	N/A	2.19%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	2.90%	2.00%	2.78%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.50)%	0.86%	3.24%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.82)%	0.64%	2.93%	N/A
C With CDSC (1% for 12 months) (v)	0.87%	0.74%	2.68%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time

Performance Summary  - continued
periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period, August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	0.60%	$1,000.00	$1,037.45	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
B	Actual	1.35%	$1,000.00	$1,033.58	$6.92
	Hypothetical (h)	1.35%	$1,000.00	$1,018.40	$6.87
C	Actual	1.60%	$1,000.00	$1,032.25	$8.20
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
I	Actual	0.60%	$1,000.00	$1,037.41	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R6	Actual	0.52%	$1,000.00	$1,037.87	$2.67
	Hypothetical (h)	0.52%	$1,000.00	$1,022.58	$2.65
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
1/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 94.5%
Alabama - 1.7%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	$13,500,000	$15,056,142
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,825,000	1,507,335
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,579,121
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,614,517
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	5,679,565
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,266,511
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,507,845
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	846,450
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	889,200
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,347,884
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	2,004,881
Jefferson County, AL, Sewer Rev. Warrants, 5.25%, 10/01/2049	7,985,000	8,651,491
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	6,425,000	7,110,674
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	4,200,000	4,543,922
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (z)	1,297,641	1,379,598
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031	1,565,000	1,304,320
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033	1,395,000	1,119,804
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	1,800,000	1,243,770
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	2,316,157
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,398,845
		$72,368,032

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$888,163
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,288,857
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	8,094,748
		$10,271,768
Arizona - 3.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4%, 7/01/2029 (n)	$725,000	$704,338
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	870,000	853,473
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	118,129
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,291,079
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	425,781
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,994,427
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	401,301
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,155,103
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,075,774
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,055,064
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,202,522
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	450,959
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	695,277
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	1,970,000	1,823,394
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	771,641

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	$770,000	$723,463
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	680,302
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	416,080
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	428,061
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	382,663
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	475,000	481,312
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	672,006
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,190,000	2,118,270
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	980,956
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	2,997,875
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	955,000	925,375
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,214,841
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,239,726
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	1,565,000	1,584,756
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,840,084
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,110,415

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	$250,000	$234,318
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	545,000	480,656
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	910,888
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	327,899
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	355,000	336,985
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	332,692
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	548,025
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,204,727
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	291,823
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	250,455
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	290,407
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,598,099
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,184,056
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,365,000	1,264,165
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	922,556
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,012,981

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	$430,000	$384,566
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	294,406
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	473,372
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	811,696
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	428,871
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	218,754
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	397,217
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,110,210
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	721,234
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	558,330
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	912,104
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	2,483,042
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	775,715
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,434,141
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,752,241

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$2,070,000	$2,078,033
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	702,717
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,925,357
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,676,120
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,372,061
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	820,186
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	660,298
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,907,327
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,199,721
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	1,970,000	1,987,757
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,438,252
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	3,255,000	3,277,180
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,515,877
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,776,059
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,216,423
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	8,630,000	6,708,820
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,464,208
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,650,472
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	544,682

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	$1,325,000	$1,323,999
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,064,393
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	512,960
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	560,902
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	630,000	632,360
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	637,160
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	429,135
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,301,340
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,139,897
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,311,847
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	597,100
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	503,922
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,515,178
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,884,504

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	$5,160,000	$5,290,764
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,390,154
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,250,000	1,253,061
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,143,349
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,449,797
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,097,805
		$152,722,255
Arkansas - 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$779,127
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,581,077
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	158,679
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	666,263
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	530,531
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	579,371
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	157,231
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	426,911
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	178,051
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	933,729
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	667,262
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,259,471

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	$4,510,000	$4,572,077
		$13,489,780
California - 6.8%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	$7,550,000	$4,048,498
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	25,510,000	26,968,613
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,570,000	8,335,052
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	12,810,000	12,936,809
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	6,870,000	5,827,301
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,855,000	6,090,064
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	8,415,000	1,816,207
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	147,018
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	186,686
California Housing Finance Agency Municipal Certificates, “X”, 0.79%, 8/20/2036 (i)(n)	26,641,809	1,401,386
California Housing Finance Agency Municipal Certificates, “X”, 0.366%, 9/20/2036 (i)	146,163,443	3,634,544
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,448,945
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,317,513
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,386,344
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,274,106
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	209,774
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	6,139,935
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	2,055,682

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	$900,000	$868,596
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,472,645
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,801,441
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	1,967,217
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,183,609
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,873,368
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	153,968
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,890,000	174,015
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	441,434
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	436,632
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,506,996
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	3,925,033
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	1,873,839
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,080,383
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,111,040
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,465,000	1,425,706
California Public Finance Authority, Senior Living Rev., Bond Anticipation Notes (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	7,490,000	8,093,544
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,579

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	$625,000	$629,626
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	1,145,000	937,630
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,325,000	1,245,169
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5%, 7/01/2042 (n)	1,610,000	1,619,787
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.25%, 7/01/2052 (n)	2,000,000	2,009,251
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.375%, 7/01/2056 (n)	995,000	1,003,543
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,795,588
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	730,000	728,909
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,151,606
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	752,926
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	115,000	114,956
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	577,050
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	545,949
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,322,166
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	430,000	430,837
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,890,903

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	$8,800,000	$7,616,227
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	622,661
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	763,781
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,401,822
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,602,975
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,040,074
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,336,786
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,635,000	2,900,193
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,784,728
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	780,773
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,315,598
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,008,078
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,772,848
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	900,188
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	735,874
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,553,445
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,279,938
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire - Long Beach), “A-2”, 4%, 9/01/2056 (n)	4,795,000	3,548,845

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	$2,630,000	$1,888,939
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,309,980
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	24,930,000	22,966,017
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,539,702
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,425,733
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	854,493
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,186,586
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,610,680
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	380,000	374,251
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	186,425
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	90,939
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	163,690
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	246,782
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	147,203
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	198,513
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	142,687
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,063,984
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	748,092
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	3,195,733
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	8,032,982
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,947,415

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	$5,135,000	$5,784,546
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,797,001
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	225,805
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,624,698
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	7,971,597
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	7,794,063
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	5,143,154
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,665,000	3,117,509
		$291,195,826
Colorado - 1.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$93,963
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	902,228
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	560,227
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	395,068
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	420,000	420,198
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,119,951
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,726
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	352,937
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	352,860

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	$1,770,000	$1,768,670
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,516,913
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,951,914
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	306,211
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	356,793
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	370,624
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,027,455
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,681,302
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	470,590
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	827,863
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	169,758
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	158,248
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	288,920
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	480,314
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	755,437
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,760,070
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,205,023

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	$450,000	$429,914
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	498,179
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	535,400
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,438,807
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	2,948,942
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,244,518
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,501,933
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	5,159,575
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,655,442
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,208,300
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	2,113,587
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	3,945,000	3,989,329
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	470,000	479,053
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,293,704
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,997,973
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	684,396
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,813,761
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,657,687
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,661,270

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	$795,000	$795,495
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	14,945,000	11,914,556
		$80,806,084
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	$1,790,000	$1,953,118
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,055,000	2,005,615
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	888,669
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,058,200
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,196,487
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	488,977
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,278,076
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,221,436
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,193,155
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,740,000	5,936,993
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,095,000	18,101,972
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	147,865
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	227,690
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	255,389
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	667,204
		$46,620,846

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.4%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	$1,030,000	$1,039,929
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,221,664
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	626,738
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	904,990
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,479,842
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,266,978
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,123,654
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	752,345
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,012,406
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	875,118
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,122,903
		$15,426,567
District of Columbia - 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$1,980,469
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,184,710
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	883,434
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,460,535
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	942,510

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	$1,745,000	$1,744,998
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,580,138
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,371,986
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	860,000	886,415
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,568,421
		$26,603,616
Florida - 6.6%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$645,000	$560,043
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	860,000	693,026
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	680,000	684,558
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	860,000	867,594
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	230,000	230,189
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 6.9%, 5/01/2036	20,000	20,006
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	691,634
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	320,671
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	225,921	7,229
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	225,921	7,229
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	786,707	25,175

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	$7,896,896	$252,701
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	606,221	19,399
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	658,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	842,146
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	402,703
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,730,000	2,749,444
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	860,000	841,284
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	979,906
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,570,842
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	240,000	209,356
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	296,789
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	763,113
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	210,035
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	440,909
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	100,000	99,921
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	168,244
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	508,847
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,031,362

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	$11,995,000	$11,179,065
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	370,000	358,774
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	503,493
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,097,597
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,096,379
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,713,498
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,181,136
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,221,748
Florida Capital Trust Authority, Educational Facilities Rev. (Image School at West Pasco Project), “A”, 6.5%, 12/15/2053 (n)	1,000,000	1,015,923
Florida Capital Trust Authority, Educational Facilities Rev. (Image School at West Pasco Project), “A”, 6.5%, 12/15/2058 (n)	2,000,000	2,020,726
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	170,000	156,501
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	837,507
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,182,655
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,008,190
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	540,308
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	615,873
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,190,131
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,115,516
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,614,148

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	$9,870,000	$9,887,849
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	225,441
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	507,290
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	930,842
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	175,006
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	286,628
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	371,382
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	226,861
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	201,697
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	235,688
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,522,669
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,277,030
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	543,580
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	311,939
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	9,779,299
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,374,833
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,760,000	3,337,649
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,019,412

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	$3,755,000	$2,559,156
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	6,234,622
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	522,368
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,114,433
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,431,246
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,921,620
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,259,391
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	3,085,960
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,166,986
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,475,000	3,271,233
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,629,059
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,865,000	1,858,691
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,100,703
Jacksonville, FL, Cypress Bluff Community Development District, 3.75%, 5/01/2024	225,000	224,684
Jacksonville, FL, Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,255,000	1,253,707
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,595,000	3,589,487
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,600,000	2,571,254
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,087,856
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	320,000	320,049

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	$1,295,000	$1,298,712
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,219,944
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,857,774
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,170,000	1,225,354
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,615,000	1,679,077
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	830,654
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,765,000	3,661,939
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,470,335
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,265,000	1,271,506
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,931,054
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,741,726
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,236,577
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,080,925
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	130,000	130,515
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,899,448
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,009,034
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,712,371
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,195,000	1,195,251
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	739,961
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,054,945
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	504,000

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	$3,850,000	$3,356,263
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	419,268
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	472,319
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	170,476
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	491,656
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	552,495
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	558,938
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	585,628
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	439,481
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	570,381
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	584,449
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	642,633
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,014,176
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	969,674
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,249,881

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	$985,000	$1,022,210
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,451,416
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	1,015,000	965,866
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,573,722
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,216,059
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	3,813,375
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,419,221
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	16,481,228
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	1,120,000	1,076,367
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	300,000	298,641
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,357,650
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,358,022
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,417,919
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	864,180
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	900,095
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	985,000	1,001,737
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,265,000	1,270,617
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	410,000	412,987

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	$1,990,000	$2,097,334
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	370,793
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,019,032
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,025,158
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,357,580
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	810,000	741,147
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	928,030
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,659,292
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	282,333
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	350,902
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	377,726
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	954,929
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024 (n)	180,000	179,636
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	688,277
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	950,249
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	106,093

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	$105,000	$100,200
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	113,254
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	97,967
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	101,424
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	456,538
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	311,771
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	292,428
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	273,224
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,907	234,487
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	155,201
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	145,174
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	315,413
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	935,748
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,972,095
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,703,231
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	7,132,354
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	976,815
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,053,350
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	554,799

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	$1,340,000	$816,390
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	363,217
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	470,261
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	444,531
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	574,744
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	242,450
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	229,264
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	348,195
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	1,800,810
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,275,730
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	3,965,000	3,981,416
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	575,000	577,267
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	900,000	911,606
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,709,188
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	388,315
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	915,029
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,004,739

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	$1,695,000	$1,609,986
		$283,626,377
Georgia - 0.5%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$2,175,000	$1,971,278
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	1,970,383
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,399,427
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	576,802
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,290
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	50,000	51,449
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	986,320
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038 (Prerefunded 7/15/2025)	40,000	41,160
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,063,605
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	4,746,419
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,391,897
Georgia Ports Authority Rev., 4%, 7/01/2047	2,340,000	2,355,351
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	382,699
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	417,416

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	$285,000	$286,021
		$22,650,517
Guam - 0.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$300,000	$323,117
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	1,710,000	1,650,640
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	390,000	386,925
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,735,448
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,397,540
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	262,435
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	265,600
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	349,239
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	250,000	270,534
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,036,451
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	755,700
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	825,736
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	365,822
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,645,407
		$12,270,594

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,555,000	$1,511,544
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,045,166
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	983,219
		$3,539,929
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$837,425
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	160,000	159,200
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,138,631
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	526,558
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	575,021
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	602,416
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	707,007
Idaho Housing and Finance Association Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	490,964
		$5,037,222
Illinois - 8.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,362,706
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,170,515
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,543,891
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,387,535
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,397,532

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	$4,335,000	$3,894,705
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,579,879
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	394,287
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	294,162
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,145,758
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,146,745
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,048,385
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,700,000	2,827,564
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,784,235
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	20,743,081
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,135,000	6,782,922
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	2,067,286
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	9,039,885
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,697,158
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	14,181,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,707,757
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	542,885
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,192,107
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,824,931
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,175,941
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,694,327

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	$10,610,000	$10,621,533
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	11,762,861
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	4,935,000	5,387,124
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,849,215
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	459,433
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,705,233
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	25,906,468
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,144,491
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	8,000,875
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,327,242
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2039	2,380,000	2,395,667
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	827,684
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	542,719
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	12,975,000	13,274,878
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,650,640
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,106,548
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,266,395
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	902,080
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,692,278
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,558,678
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,259,231
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,142,318
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,116,652
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,508,506
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,778,174

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	$6,585,000	$6,595,346
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	621,000	621,766
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	420,205
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	502,692
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	306,384
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	546,398
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	462,829
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,275,761
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,066,857
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	346,430
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,803,708
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,582,236
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	806,180
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,109,970
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,048,531
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,813,016
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,608
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	649,231
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,319,708
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,013,738
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	975,402

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	$1,020,000	$997,821
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	592,915
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	700,236
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,800,381
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	520,959
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	595,000	551,046
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	214,564
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,426,821
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,887,996
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	398,650
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	9,080,561	8,462,852
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,703,245	3,451,330
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,695,366	3,443,987
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,372,016	3,142,633
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,321,814	2,163,872
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,964,000	1,965,961
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	430,000	424,041
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	260,000	251,783

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	$755,000	$777,354
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	860,916
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	811,691
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	383,192
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,452,513
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,505,641
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,035,576
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	977,297
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,768,162
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,450,422
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,392,828
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	10,256,834
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,665,000	1,665,416
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,824,656
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,160,089
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,609,159
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,538,067
		$377,969,596
Indiana - 0.8%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$712,344
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	825,568
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	625,426
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	485,914
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	461,516
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,131,010

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	$210,000	$200,477
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	331,439
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	848,188
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	408,004
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	379,771
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,451,607
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	981,667
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	809,291
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,443,621
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,150,995
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,289,735
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	2,998,875
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,381,368
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	10,900,111
		$33,816,927
Iowa - 0.8%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,069,205
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	805,290
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,363,519
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	450,000	448,602
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	785,150

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	$820,000	$836,828
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	941,843
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	260,000	249,275
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,394,226
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	157,900,000	21,266,683
		$34,160,621
Kansas - 1.2%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$3,680,705
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,533,627
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,393,268
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	570,837
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,102,900
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	997,425
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,254,452
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,795,629
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	912,180
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	890,000	702,071
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,253,048
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,387,580
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,458,127
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,528,355

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	$1,660,000	$1,689,985
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,860,237
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,622,418
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,548,697
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 5.5%, 11/15/2028 (n)	550,000	564,178
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	2,415,000	2,533,340
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,328,752
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,435,857
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	3,610,858
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	549,883
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	571,409
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	432,882
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,302,965
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,533,596
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,283,000
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,180,000	1,118,152
		$52,556,413

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$3,884,508
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	2,020,647
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,989,433
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	4,185,034
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,340,788
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,050,890
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,334,140
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,019,054
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,590,440
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,510,838
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,223,065
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,242,115
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,283,277
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,275,476
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	275,000	266,024
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,358,782

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	$2,290,000	$2,145,986
		$50,720,497
Louisiana - 2.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish GOMESA Project), 5.65%, 11/01/2037 (n)	$1,120,000	$1,186,079
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,650,000	8,915,435
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,520,000	4,004,405
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,474,045	3,087,530
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	4,220,000	3,725,452
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	4,000,000	3,491,904
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	3,080,000	2,946,384
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	5,255,000	4,551,737
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,815,000	1,895,474
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	1,220,000	1,275,247
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,375,000	1,392,153
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	862,772

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	$3,480,000	$3,317,061
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,602,641
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	635,000	615,084
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,424,091
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,042,406
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	665,000	660,592
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,133,455
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,211,509
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	535,986
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,056,730
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,560,556
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,539,257
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	448,195
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	699,190
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	811,608

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	$1,250,000	$902,876
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	421,309
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,044,140
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,446,577
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	484,802
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,000,000	960,222
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,469,766
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	9,178,862
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,275,705
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,848,203
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	8,791,781
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	9,426,198
		$103,243,374
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$2,664,121
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	6,187,700
		$8,851,821
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$1,553,538
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	520,155
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,586,724
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,294,271
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,389,031

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$2,680,000	$2,700,866
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	493,750
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	563,159
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	998,184
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,111,335
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,565,343
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	826,692
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	718,094
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,044,298
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	4,080,000	4,115,247
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	3,320,000	3,327,581
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,464,924
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	265,000	252,586
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	853,269
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	151,711
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	408,854
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,326,055
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,381,640
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,725,577

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	$9,235,000	$2,455,536
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,138,124
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,620,185
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	948,764
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	816,770
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,351,186
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,377,746
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,619,406
		$51,700,601
Massachusetts - 2.2%
Collegiate Charter School of Lowell, MA, Rev., 4%, 6/15/2024	$100,000	$99,650
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2029	905,000	913,799
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2049	750,000	700,925
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	580,000	538,996
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	76,842
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,815,000	2,821,391
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,949,135
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	756,254
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,012,549
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,989,438
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	935,858

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	$495,000	$409,297
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,085,531
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	403,702
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,140,000	3,034,117
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	6,570,981
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	160,000	160,306
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	472,646
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,175,896
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	586,618
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	586,855
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	614,746
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,788,439
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,531,578
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,295,364
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,447,455
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,492,231
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	991,586
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	972,645
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	270,000	267,437
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	425,000	371,073
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	90,000	88,524

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	$415,000	$415,099
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	430,000	430,103
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	10,920,000	10,520,372
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	9,285,000	8,315,469
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	12,070,000	10,093,414
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	3,215,000	2,247,868
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,915,151
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Issue L, “C”, 5%, 7/01/2053	4,500,000	4,474,003
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	95,000	94,631
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,987,913
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	3,007,058
		$95,642,945
Michigan - 0.4%
Detroit, MI, General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,314,262
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,681,383
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,084,848
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,310,201
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,004,951
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,650,801
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033 (Prerefunded 8/01/2024)	20,000	20,164
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (z)	1,000,000	597,195
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (z)	900,000	514,845

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (z)	$2,070,000	$1,236,194
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (z)	2,070,000	1,184,143
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	756,401
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	575,940
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,240,661
		$15,171,989
Minnesota - 0.6%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$501,393
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,003,068
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,254,821
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	2,835,285
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,164,577
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,459,712
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,812,648
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	415,565
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	3,042,307
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	85,000	84,742
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,646,755
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,840,000	2,530,015
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	150,000	149,287
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	425,736

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	$705,000	$694,994
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	690,000	639,169
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,595,423
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	477,205
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	402,789
		$27,135,491
Mississippi - 0.3%
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$3,400,000	$3,412,749
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	2,075,000	1,907,814
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,235,000	1,231,855
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,659,167
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,170,963
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,046,655
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,023,673
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	558,554
		$13,011,430
Missouri - 1.0%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2041	$460,000	$458,452
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2046	520,000	499,928
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,197,600

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	$2,140,000	$1,982,842
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	4,355,945
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,284,451
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	401,872
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	479,100
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,480,000	1,270,444
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,571,595
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,107,245
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	155,000	154,190
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	345,000	313,521
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	203,909
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,095,425
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	667,646
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	450,763
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,157,891
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,023,086
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,081,539
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	10,965,875

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	$3,620,000	$3,192,957
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	920,000	817,755
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,738,941
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,225,376
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,005,000	1,815,630
		$43,513,978
Montana - 0.2%
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$3,840,000	$3,921,947
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,602,708
		$9,524,655
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,306,137
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,096,735
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	180,000	179,621
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	2,225,000	2,218,647
		$5,801,140
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$425,000	$419,591
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,719,446
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,789,263
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,108,507

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	$4,760,000	$4,372,785
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,006,765
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,972,086
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	417,747
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	517,045
		$14,323,235
New Hampshire - 1.9%
National Finance Authority, New Hampshire Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	$770,000	$770,081
National Finance Authority, New Hampshire Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,035,000	1,064,719
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,002,399
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	23,475,000	23,846,889
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,410,161
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,526,867
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	1,025,830
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,729,008	11,635,999
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.35%, 9/20/2036 (i)	73,935,067	1,664,685
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	124,250,707	7,203,223
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	6,894,243
National Finance Authority, NH, Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,447,307
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	11,146,140

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire National Finance Authority Municipal Certificates, “A-2”, 4%, 10/20/2036	$7,697,239	$7,392,596
New Hampshire National Finance Authority Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	34,320,000	1,677,929
		$81,709,068
New Jersey - 1.7%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,845,000	$1,575,623
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	271,695
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	727,971
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	652,458
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,161,192
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2036 (w)	535,000	631,727
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2037 (w)	535,000	625,638
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2038 (w)	705,000	817,589
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2039 (w)	640,000	739,092
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,330
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,170
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	975,569
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	530,019
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	2,987,803	2,989,995
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	7,370,000	7,453,369
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,488,236
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,510,468

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	$3,370,000	$3,376,521
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,919,958
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	4,060,000	3,881,738
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	15,165,000	14,873,881
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,330,000	2,153,391
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	739,476
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,080,000	11,960,449
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,355,219
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,520,000	2,805,147
		$73,866,921
New Mexico - 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$710,000	$707,595
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	93,964
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	565,000	545,134
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	251,569
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	251,791
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	618,939
		$2,468,992
New York - 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,033,230
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	12,455,000	12,461,822
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	357,989

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	$2,700,000	$2,703,345
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,321,031
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,859,920
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,025,115
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,757,146
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,195,457
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	510,240
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,142,437
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	992,991
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,455,604
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	771,519
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,424,967
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	978,128
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	599,731
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	24,500,000	24,522,474
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,854,170
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	765,000	701,236
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,760,000	1,848,753
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,374,690

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	$7,370,000	$7,983,706
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,316,177
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	18,565,367
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	19,227,708
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	25,743,313
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	58,328
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	229,971
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	551,205
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	6,002,643	5,957,213
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	46,131,706
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	925,000	925,266
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,025,708
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,033,219
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	1,970,985
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,400,000	5,152,535
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,434,840
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,221,493

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	$2,135,000	$1,604,194
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,332,619
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	5,940,902
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,481,096
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,211,395
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,816,500
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,348,794
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,066,017
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	1,090,000	1,047,556
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,291,847
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,222,290
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,617,819
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,840,346
		$285,242,110
North Carolina - 1.0%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$690,000	$746,822
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	285,000	271,787
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,435,000	1,283,101
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	418,332

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$8,915,000	$6,542,383
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	635,000	567,783
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	228,631
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	445,000	445,019
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,309,591
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	743,225
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,008,984
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	945,439
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	604,053
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,346,364
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	924,575
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	993,558
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	888,424
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	1,920,000	1,912,781
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,470,785
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,425,858
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	909,633

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	$2,700,000	$2,529,362
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,265,000	1,278,288
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	515,919
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,006,433
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,045,313
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,687,716
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	7,000,000	7,504,985
		$41,555,144
North Dakota - 0.5%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$495,367
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,209,809
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,910,329
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	60,000	59,962
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,380,000	3,381,487
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,258,039
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	2,813,699
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	597,198
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,308,636
		$21,034,526

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$7,300,000	$6,742,881
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	76,685,000	72,399,996
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,450,688
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,175,119
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	899,669
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,234,335
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	809,681
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	3,931,407
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,126,860
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,187,472
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,330,030
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	14,568,293
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	751,160
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	444,556
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	761,509
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,282,729
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,601,668
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,383,484
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,052,209
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,159,465
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,820,000	1,690,474

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	$3,455,000	$3,272,872
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,857,488
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,125,860
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	992,401
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	160,000	160,921
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	120,000	109,471
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	3,400,000	3,372,831
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,262,857
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	2,957,235
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,918,403
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,294,298
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,455,523
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	925,656
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,460,621
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,090,409
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	5,135,000	5,165,712
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	8,555,000	8,722,669
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	4,095,000	4,204,939
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	873,102
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	651,293
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	626,571

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	$725,000	$671,590
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,955,000	1,955,092
		$177,111,499
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$55,000	$53,663
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,790,000	2,383,484
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,740,000	3,786,431
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,174,527
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,300,634
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,309,403
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	4,854,744
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,282,710
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,888,080
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,392,816
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	5,640,038
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	2,085,000	2,109,004
		$50,175,534
Oregon - 1.1%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$963,400
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (z)	2,000,000	1,835,939
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (z)	3,000,000	2,762,754
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,284,295
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,460,767
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,125,221

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$860,000	$752,235
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	690,000	620,766
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	13,197,496
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	795,000	725,313
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,120,118
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	567,429
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,437,987
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,013,768
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	965,000	867,598
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	60,000	57,633
		$46,792,719
Pennsylvania - 5.7%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	$920,000	$958,368
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	900,000	931,909
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	786,253
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,180,983
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,405,000	6,474,765
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,614,764
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,560,459

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	$1,990,000	$1,994,844
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	511,484
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,840,000	951,072
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	12,200,000	6,302,591
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	22,365,000	11,519,440
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	8,255,000	5,096,649
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	1,429,680
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,970,000	5,652,638
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	4,609,801
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	3,687,677
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	2,532,677
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	1,791,917
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	4,550,000	2,847,389
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	717,491
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	806,066
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,171,964
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	888,360
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,012,627
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	592,530

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	$335,000	$337,429
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	1,185,000	1,193,592
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	865,000	832,270
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	40,647
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	155,000	157,508
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	190,000	190,631
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	4,022,994
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	644,211
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	75,000	79,681
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	558,823
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	88,991
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	641,257
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	155,000	149,372
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,184,032
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,505,044
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	341,284
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,135,418
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,052,613
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	414,813
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,560,000	4,411,919

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	$7,745,000	$6,407,975
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,744,818
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	4,086,624
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	433,484
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	620,326
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,203,143
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	265,847
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	925,921
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	678,034
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	697,605
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,192,082
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	2,005,662
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,816,449
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,260,480
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,492,591
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,569,063
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	12,781,087
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,757,083
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,031,335
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,602,896

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	$1,750,000	$1,749,914
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	963,221
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,754,231
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,072,099
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,591,390
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	852,723
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	957,697
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	959,683
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	878,976
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	845,173
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	867,758
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	792,248
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	722,536
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	654,071
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	592,557
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,349,715

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	$5,000,000	$5,302,823
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	14,325,000	15,157,810
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,878,957
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,290,000	1,138,346
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	960,000	967,861
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,384,498
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	776,611
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	3,125,000	3,131,186
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	396,198
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	442,910
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	212,205
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,641,937
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	2,000,000	2,035,832
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,512,532
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	551,958
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	665,000	650,021
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2036	230,000	225,672

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	$3,500,000	$3,169,097
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	904,077
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,550,523
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,927,276
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,052,719
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	455,000	469,310
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	607,769
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	563,984
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,560,000	2,636,560
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,003,974
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,348,598
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,015,943
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,082,306
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,057,144
Philadelphia, PA, School District General Obligation, “A”, 5%, 9/01/2038	510,000	536,813
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,284
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	245,760
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,779,689

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$355,000	$357,080
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	395,036
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	383,990
		$245,283,713
Puerto Rico - 5.3%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$431,512	$424,087
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	3,413,676	2,170,841
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	2,652,627	2,573,470
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	4,289,927	4,092,574
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	2,046,409	1,918,586
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	5,782,333	5,272,265
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	2,893,588	2,566,853
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	161,438
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	2,632,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,860,000	4,569,450
Puerto Rico Electric Power Authority Refunding Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,488,064
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	270,000	270,057
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	260,055
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	472,212
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,248,876
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,026,363

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	$5,270,000	$5,199,330
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	623,504
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	8,431,650
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	911,737
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,075,000	330,563
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	153,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	2,031,037
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,331,563
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	184,485
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	497,302
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	745,687
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	1,007,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	130,688
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	3,656,175
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	1,230,000	1,230,753
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,040
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,664,797
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2020 (a)(d)	445,000	136,838
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	310,575
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	1,503,675
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	4,720,000	1,451,400

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	$5,265,000	$1,618,987
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	362,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	1,139,287
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	3,030,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026 (a)(d)	4,335,000	3,034,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	4,165,000	4,093,090
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	525,511
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,333,052
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	215,000	216,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,543,718
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	8,003,000	7,841,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	102,934,000	103,010,048
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	14,758,000	14,665,802
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	9,598,000	9,538,038
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	282,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	3,802,000	3,722,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	175,000	172,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	14,210,000	4,414,926
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	595,677
		$228,885,345

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$2,115,000	$1,803,203
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,055,944
		$2,859,147
South Carolina - 1.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$408,505
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	885,932
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	424,445
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	436,697
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	235,921
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	786,435
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	648,240
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	813,412
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,395,644
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	6,215,000	6,201,278
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,260,916
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,666,495
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,396,058

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	$3,515,000	$3,326,766
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,766,384
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	2,954,764
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,266,226
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,156,194
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,474,684
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,521,616
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,156,243
		$42,182,855
Tennessee - 0.6%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$680,000	$705,703
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	828,806
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	527,193
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	626,809
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	579,374
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,418,412

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	$485,000	$418,155
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,377,895
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	148,659
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	480,158
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	918,070
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	440,496
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	604,195
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	520,000	343,166
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	680,000	427,169
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	650,000	387,558
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	438,777
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	344,702
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,654,870
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,180,000	1,180,673
		$27,850,840

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 6.7%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$985,000	$925,121
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	2,977,187
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,323,717
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	4,035,000	3,718,200
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,574,595
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	2,909,287
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	326,003
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	802,076
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	800,485
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,386,075
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,253,347
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,014,561
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,584,888
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,510,916
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	900,000	897,497
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	946,048
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	912,283
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,359,670
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	261,997
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	614,698
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	402,157
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	589,329

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	$50,000	$49,820
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	919,095
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	95,000	92,530
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	1,315,000	1,351,183
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	846,768
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	1,852,299
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	65,000	64,329
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	470,000	404,235
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,249,574
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	334,620
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	607,051
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	351,236
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	1,970,000	1,941,912
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	584,347
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,222,748
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,945,000	4,825,986
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,044,723
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,844,875
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	875,916
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,667,214
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	186,565

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	$450,000	$453,764
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	3,227,488
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	19,031,160
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	339,716
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	652,106
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,684,548
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	160,024
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	737,943
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,286,631
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,016,155
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	217,690
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	699,225
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	318,736
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	573,344
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,206,030
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,698,256
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	705,000	646,971
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,550,000	2,472,266
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,423,110
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,388,969

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	$3,000,000	$2,737,315
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,458,329
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	1,890,628
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	2,737,756
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	368,360
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	585,000	455,012
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	659,035
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,000,902
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,086,552
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,570,709
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	210,000	203,987
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,108,118
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	692,461
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	774,563
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	401,079

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	$1,325,000	$1,237,209
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	541,244
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,107,632
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,193,962
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	576,837
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,474,374
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,568,003
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,290,467
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,454,213
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	23,050,000	19,223,582
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,060,682
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,168,865
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	8,554,272
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	10,945,000	10,334,955
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	1,075,000	1,109,953

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	$1,970,000	$2,037,840
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	1,680,000	1,740,415
SA Energy Acquisition Public Facility Corp. (Gas Supply Revenue Bonds), 5.5%, 8/01/2027	4,000,000	4,181,471
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	10,395,818
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,492,219
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,240,510
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	22,954,217	14,920,241
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	2,525,000	2,516,686
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,399,334
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,766,121
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	3,405,000	3,434,911
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,785,000	1,801,243
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	2,080,418
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,805,610
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,577,836
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,494,417
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,682,764
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,819,453

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	$640,000	$355,581
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	245,924
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	257,163
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	242,614
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	458,714
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	596,009
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	461,927
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,430,629
		$287,118,219
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$370,000	$376,769
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,755,000	1,804,188
		$2,180,957
Utah - 0.4%
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$550,000	$497,158
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	685,076
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	954,596
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,134,547
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,862,061
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,850,994
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,520,406
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,220,792
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	105,000	102,500

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	$650,000	$672,041
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	873,570	866,432
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	558,948	553,637
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	856,649	865,253
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	3,636,092	3,088,131
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,249,165	1,146,309
		$19,019,933
Vermont - 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,430,677
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	175,000	174,278
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	195,000	194,212
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	180,000	179,337
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	200,000	197,781
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	965,000	871,645
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,440,000	1,375,703
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	701,722
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,515,243
		$7,640,598

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$440,000	$397,800
Cherry Hill Community Development Authority, Prince William County, VA (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,770,000	1,780,476
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	2,220,000	2,253,398
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,250,000	1,053,308
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,593,880
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	915,122
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,341,965
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	580,000	578,294
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,103,157
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,440,000	3,101,204
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,815,705
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,115,000	1,164,590
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,009,606
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,424,350
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	5,941,240
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,830,018
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,600,718

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	$1,500,000	$1,403,846
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,581,927
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,871,611
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,811,778
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	679,018
		$45,253,011
Washington - 1.9%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$12,196,429
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,789,446
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,472,573
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,371,619
Kalispel Tribe of Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,583,494
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	723,391
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	930,058
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,000,238
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,371,743
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	577,195
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,445,284
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	680,117
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,047,659
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (z)	1,375,000	985,355
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	225,000	217,822

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	$225,000	$223,989
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	310,825
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	393,207
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,036,979
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	3,283,911
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	1,995,701
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	898,700
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,699,122
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	1,946,362
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (z)	3,635,000	2,871,510
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	17,111,443	16,112,419
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	66,449,615	3,040,768
Washington State Housing Finance Commission Non-Profit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	3,690,000	4,044,563
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	945,399
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	819,953
		$83,015,831

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,430,000	$1,304,012
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	1,934,000	2,082,382
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,660,000	3,603,076
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8.00% to 6/01/2053 (n)	13,607,000	3,055,694
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	999,980
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,201,974
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	361,176
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	6,400,612
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	566,709
		$19,575,615
Wisconsin - 7.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$534,835
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	782,865
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	713,271
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,023,023
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	992,495
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,526,680
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,560,879

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	$3,095,000	$1,620,636
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	660,711
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	545,000	414,573
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	541,163
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	498,164
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	440,220
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	537,586
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	493,047
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	466,708
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	454,192
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	407,287
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	94,573
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	1,760,000	1,650,903
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	1,984,856
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,010,435
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	1,013,699
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	481,279
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	726,459
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	654,661
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	519,827
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	91,893

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	$1,110,000	$1,046,936
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,721,013
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	11,003,527
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	675,223
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	460,735
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	449,109
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,085,000	1,594,378
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,685,000	1,708,005
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	4,580,000	2,646,183
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,490,344
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	4,810,442
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	924,484
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,623,590
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	8,961,079
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	3,310,000	3,300,319
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	6,705,000	6,979,338
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,858,764
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,870,605
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	158,136

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	$515,000	$459,359
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,061,939
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	766,901
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,156,190
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	719,446
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,452,375
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	460,929
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	798,010
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,270,983
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	485,000	498,568
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,027,455
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,694,935
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,160,352
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	286,066
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	827,230
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	545,369
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	665,491
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	973,412
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,033,650

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	$1,005,000	$1,016,833
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,750,371
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,077,650
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	503,622
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	675,000	668,178
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	697,109
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	677,370
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,068,056
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	395,000	378,162
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	483,313
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	1,002,787
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	667,923
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,092,147
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	2,165,000	2,040,143
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	1,295,000	1,278,836
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	511,453
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,825,519
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	681,838
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	245,000	244,365

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	$920,000	$901,297
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,114,560
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	588,695
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	622,604
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,880,248
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,575,482
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,189,009
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,970,423
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	27,380,000	21,356,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	5,730,000	4,469,400
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	7,697,735
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	7,930,000	7,421,658
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,161,111
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,125,000	5,245,228
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	231,872

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	$360,000	$297,004
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	800,722
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	657,856
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (z)	1,455,000	1,120,631
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (z)	1,365,000	1,025,219
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,187,884
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	317,602
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	418,318
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	607,528
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2032 (n)	915,000	867,175
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,837,776
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/1930) (n)	95,000	107,784
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,023,073
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	829,006
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/1930) (n)	100,000	113,457
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,732,147
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,465,638
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/1932) (n)	105,000	116,254
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,652,744

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	$2,415,000	$2,336,311
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	4,080,000	3,819,999
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	4,360,000	3,937,008
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	10,880,000	9,613,379
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	1,926,958
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	1,730,000	1,754,918
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,712,501
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,527,386
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	13,616,762
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	539,441
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	976,235
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	818,220
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	909,563
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	4,100,000	4,348,183
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	1,575,000	1,658,361

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “B”, 6.75%, 7/01/2063 (n)	$5,080,000	$5,324,607
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,455,360
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,506,763
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,771,377
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,472,050
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	321,326
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,501,264
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	3,235,000	2,527,503
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	1,795,000	1,511,720
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,434,853
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	321,079
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,281,719
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,470,180
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,258,900
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	1,021,741
		$301,982,672
Total Municipal Bonds (Identified Cost, $4,451,199,534)		$4,066,579,375

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.8%
Consumer Services – 0.7%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$8,342,459
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	7,231,690
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	926,696
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,192,931
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,439,620
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	32,524,990	9,900,607
		$31,034,003
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$2,054,413
Total Bonds (Identified Cost, $36,765,881)		$33,088,416
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.528%, 5/01/2039 (n)	$8,110,000	$6,820,076
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,063,429	11,342,081
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.578%, 6/25/2038 (i)(n)	29,837,684	3,454,974
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.127%, 1/25/2038 (i)(n)	28,147,676	4,348,929
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.303%, 7/25/2041 (i)(n)	17,400,291	1,697,026
FRETE 2022-ML13 Trust, “X-CA”, 0.961%, 7/25/2036 (i)	37,721,932	2,173,010
Total Other Municipal Bonds (Identified Cost, $30,417,755)		$29,836,096
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $7,037,428)	$11,757,963	$6,510,972

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $136,799,602)	136,792,239	$136,805,918

Other Assets, Less Liabilities - 0.7%		31,490,383
Net Assets - 100.0%		$4,304,311,160

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $136,805,918 and $4,136,014,859, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,034,080,745, representing 24.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$30,375
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/208	11,564,858	153,968
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	11,288,457	174,015
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050	6/25/2020	2,005,621	1,835,939

Portfolio of Investments – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055	6/25/2020	$3,012,897	$2,762,754
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/2015	157,475	7,229
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	148,141	7,229
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	511,428	25,175
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/2013-8/29/2018	4,588,344	252,701
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	389,165	19,399
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,577,669	8,462,852
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,313,797	3,451,330
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,304,620	3,443,987
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,927,959	3,142,633
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,704,611	2,163,872
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	9/30/2016	993,268	597,195
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	9/30/2016	886,720	514,845
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	4,349,310	4,543,922
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029	6/10/2020	1,325,023	1,379,598
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053	6/28/2018	1,403,500	985,355
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	9/23/2016	3,694,374	2,871,510

Portfolio of Investments – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	9/30/2016	$2,056,065	$1,236,194
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	9/30/2016	2,039,457	1,184,143
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049	11/06/2019	1,528,813	1,120,631
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054	11/06/2019	1,428,442	1,025,219
Total Restricted Securities			$41,392,070
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,525,420,598)	$4,136,014,859
Investments in affiliated issuers, at value (identified cost, $136,799,602)	136,805,918
Receivables for
Investments sold	2,181,670
Fund shares sold	16,858,261
Interest and dividends	42,736,587
Receivable from investment adviser	149,741
Other assets	12,732
Total assets	$4,334,759,768
Liabilities
Payable to custodian	$37,625
Payables for
Distributions	1,976,057
When-issued investments purchased	2,585,972
Fund shares reacquired	10,303,804
Interest expense and fees	182,033
Payable to the holders of the floating rate certificates	14,085,000
Payable to affiliates
Administrative services fee	3,368
Shareholder servicing costs	911,912
Distribution and service fees	3,953
Payable for independent Trustees' compensation	729
Accrued expenses and other liabilities	358,155
Total liabilities	$30,448,608
Net assets	$4,304,311,160
Net assets consist of
Paid-in capital	$4,944,694,204
Total distributable earnings (loss)	(640,383,044)
Net assets	$4,304,311,160
Shares of beneficial interest outstanding	588,119,099

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,539,739,599	210,298,355	$7.32
Class B	1,642,048	224,041	7.33
Class C	71,835,643	9,800,853	7.33
Class I	1,835,035,511	250,774,383	7.32
Class R6	856,058,359	117,021,467	7.32

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.64 [100 / 95.75 x $7.32]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 1/31/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$202,591,551
Dividends from affiliated issuers	2,871,966
Other	1,173
Total investment income	$205,464,690
Expenses
Management fee	$22,664,734
Distribution and service fees	820,465
Shareholder servicing costs	2,954,172
Administrative services fee	614,156
Independent Trustees' compensation	73,670
Custodian fee	345,632
Shareholder communications	181,434
Audit and tax fees	76,745
Legal fees	246,385
Interest expense and fees	756,837
Miscellaneous	327,251
Total expenses	$29,061,481
Fees paid indirectly	(6,520)
Reduction of expenses by investment adviser and distributor	(3,255,710)
Net expenses	$25,799,251
Net investment income (loss)	$179,665,439
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(25,161,824)
Affiliated issuers	(5,042)
Net realized gain (loss)	$(25,166,866)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(39,743,865)
Affiliated issuers	(2,514)
Net unrealized gain (loss)	$(39,746,379)
Net realized and unrealized gain (loss)	$(64,913,245)
Change in net assets from operations	$114,752,194
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/24	1/31/23
Change in net assets
From operations
Net investment income (loss)	$179,665,439	$189,937,105
Net realized gain (loss)	(25,166,866)	(140,029,078)
Net unrealized gain (loss)	(39,746,379)	(605,332,618)
Change in net assets from operations	$114,752,194	$(555,424,591)
Total distributions to shareholders	$(190,541,648)	$(200,636,156)
Change in net assets from fund share transactions	$(43,666,702)	$(1,635,060,219)
Total change in net assets	$(119,456,156)	$(2,391,120,966)
Net assets
At beginning of period	4,423,767,316	6,814,888,282
At end of period	$4,304,311,160	$4,423,767,316
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.44	$8.42	$8.62	$8.66	$8.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.26	$0.30	$0.32
Net realized and unrealized gain (loss)	(0.10)	(0.97)	(0.21)	(0.04)	0.56
Total from investment operations	$0.20	$(0.69)	$0.05	$0.26	$0.88
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$7.32	$7.44	$8.42	$8.62	$8.66
Total return (%) (r)(s)(t)(x)	2.87	(8.11)	0.58	3.24	11.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.67	0.63	0.65	0.67
Expenses after expense reductions (f)	0.60	0.62	0.62	0.64	0.66
Net investment income (loss)	4.20	3.67	2.94	3.65	3.82
Portfolio turnover	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,539,740	$1,585,048	$2,066,744	$1,971,228	$1,999,299
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.60	0.61	0.62	0.63
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.45	$8.42	$8.63	$8.67	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.19	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.10)	(0.95)	(0.21)	(0.05)	0.56
Total from investment operations	$0.15	$(0.73)	$(0.02)	$0.20	$0.82
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.24)	$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$7.33	$7.45	$8.42	$8.63	$8.67
Total return (%) (r)(s)(t)(x)	2.11	(8.67)	(0.28)	2.49	10.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.67	1.63	1.66	1.67
Expenses after expense reductions (f)	1.35	1.37	1.37	1.40	1.41
Net investment income (loss)	3.44	2.89	2.21	3.00	3.12
Portfolio turnover	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,642	$2,792	$5,096	$6,519	$13,733
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33	1.35	1.36	1.38	1.38
See Notes to Financial Statements

Financial Highlights – continued
Class C	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.45	$8.42	$8.63	$8.67	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.17	$0.22	$0.24
Net realized and unrealized gain (loss)	(0.10)	(0.95)	(0.21)	(0.04)	0.56
Total from investment operations	$0.13	$(0.75)	$(0.04)	$0.18	$0.80
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.17)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$7.33	$7.45	$8.42	$8.63	$8.67
Total return (%) (r)(s)(t)(x)	1.85	(8.90)	(0.53)	2.23	9.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.67	1.63	1.66	1.67
Expenses after expense reductions (f)	1.60	1.62	1.62	1.64	1.66
Net investment income (loss)	3.20	2.65	1.95	2.69	2.84
Portfolio turnover	13	18	17	30	12
Net assets at end of period (000 omitted)	$71,836	$92,366	$148,124	$167,087	$242,387
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	1.60	1.61	1.63	1.63
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.44	$8.41	$8.62	$8.66	$8.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.30	$0.32
Net realized and unrealized gain (loss)	(0.10)	(0.96)	(0.21)	(0.04)	0.56
Total from investment operations	$0.20	$(0.68)	$0.04	$0.26	$0.88
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$7.32	$7.44	$8.41	$8.62	$8.66
Total return (%) (r)(s)(t)(x)	2.86	(8.01)	0.46	3.24	11.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.67	0.63	0.65	0.67
Expenses after expense reductions (f)	0.60	0.62	0.62	0.64	0.66
Net investment income (loss)	4.19	3.64	2.94	3.64	3.82
Portfolio turnover	13	18	17	30	12
Net assets at end of period (000 omitted)	$1,835,036	$1,832,629	$2,792,475	$2,831,021	$2,687,508
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.60	0.61	0.62	0.63
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$7.43	$8.41	$8.62	$8.65	$8.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.26	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.10)	(0.96)	(0.21)	(0.03)	0.56
Total from investment operations	$0.21	$(0.68)	$0.05	$0.28	$0.89
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.26)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$7.32	$7.43	$8.41	$8.62	$8.65
Total return (%) (r)(s)(t)(x)	3.09	(8.06)	0.54	3.44	11.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.58	0.54	0.57	0.59
Expenses after expense reductions (f)	0.52	0.54	0.53	0.56	0.58
Net investment income (loss)	4.28	3.71	3.01	3.73	3.89
Portfolio turnover	13	18	17	30	12
Net assets at end of period (000 omitted)	$856,058	$910,932	$1,802,449	$1,398,315	$1,195,880
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	0.52	0.52	0.54	0.55

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements  - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements  - continued
quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,102,926,443	$—	$4,102,926,443
U.S. Corporate Bonds	—	33,088,416	—	33,088,416
Mutual Funds	136,805,918	—	—	136,805,918
Total	$136,805,918	$4,136,014,859	$—	$4,272,820,777
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At January 31, 2024, the fund’s payable to the holders of the floating rate certificates was $14,085,000 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 4.58%. For the year ended January 31, 2024, the average payable to the holders of the settled floating rate certificates was $19,993,781 at a weighted average interest rate of 3.65%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the

Notes to Financial Statements  - continued
floating rate certificates and associated fees. For the year ended January 31, 2024, the related interest expense and fees amounted to $729,407 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

Notes to Financial Statements  - continued
additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/24	Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$—	$11,156,872
Tax-exempt income	190,541,648	189,479,284
Total distributions	$190,541,648	$200,636,156

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$4,689,894,041
Gross appreciation	76,920,694
Gross depreciation	(508,078,958)
Net unrealized appreciation (depreciation)	$(431,158,264)
Undistributed tax-exempt income	47,158,639
Capital loss carryforwards	(240,215,828)
Other temporary differences	(16,167,591)
Total distributable earnings (loss)	$(640,383,044)
As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(114,286,887)
Long-Term	(125,928,941)
Total	$(240,215,828)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/24	Year ended 1/31/23
Class A	$67,419,066	$66,743,480
Class B	80,937	116,915
Class C	2,755,380	3,246,712
Class I	80,857,988	83,213,404
Class R6	39,428,277	47,315,645
Total	$190,541,648	$200,636,156

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the year ended January 31, 2024, this management fee reduction amounted to $546,960, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.52% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2025. For the year ended January 31, 2024, this reduction amounted to $2,703,270, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,103 for the year ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 21,910
Class C	0.75%	0.25%	1.00%	1.00%	798,555
Total Distribution and Service Fees					$820,465
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2024 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2025. For the year ended January 31, 2024, this waiver amounted to $5,477, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended January 31, 2024, this rebate amounted to $3 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2024, were as follows:
Amount
Class A	$82,804
Class B	992
Class C	3,245
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2024, the fee was $81,646, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,872,526.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements  - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,945 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended January 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $715 at January 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 14 shares of Class R6 for an aggregate amount of $108.
During the year ended January 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $797,631 and $16,799,570, respectively. The sales transactions resulted in net realized gains (losses) of $(929,283).
(4) Portfolio Securities
For the year ended January 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $560,720,718 and $713,171,757, respectively.

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/24		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	44,858,542	$321,634,643	55,296,913	$414,788,041
Class B	569	4,094	12,223	95,384
Class C	1,300,694	9,367,765	1,461,463	11,017,590
Class I	129,458,747	923,200,790	196,100,976	1,461,595,281
Class R6	33,972,492	242,581,070	85,433,027	659,248,790
	209,591,044	$1,496,788,362	338,304,602	$2,546,745,086
Shares issued to shareholders in reinvestment of distributions
Class A	8,836,263	$63,125,379	8,257,045	$62,030,038
Class B	9,417	67,362	11,938	89,991
Class C	360,606	2,580,320	399,183	3,004,239
Class I	10,017,550	71,543,495	9,731,779	73,224,857
Class R6	3,928,361	28,039,099	4,603,741	34,704,834
	23,152,197	$165,355,655	23,003,686	$173,053,959
Shares reacquired
Class A	(56,427,797)	$(403,229,230)	(96,110,584)	$(722,064,548)
Class B	(160,840)	(1,141,378)	(254,286)	(1,911,981)
Class C	(4,261,338)	(30,530,762)	(7,042,549)	(53,126,048)
Class I	(135,155,441)	(962,032,393)	(291,406,893)	(2,179,451,919)
Class R6	(43,416,764)	(308,876,956)	(181,867,637)	(1,398,304,768)
	(239,422,180)	$(1,705,810,719)	(576,681,949)	$(4,354,859,264)
Net change
Class A	(2,732,992)	$(18,469,208)	(32,556,626)	$(245,246,469)
Class B	(150,854)	(1,069,922)	(230,125)	(1,726,606)
Class C	(2,600,038)	(18,582,677)	(5,181,903)	(39,104,219)
Class I	4,320,856	32,711,892	(85,574,138)	(644,631,781)
Class R6	(5,515,911)	(38,256,787)	(91,830,869)	(704,351,144)
	(6,678,939)	$(43,666,702)	(215,373,661)	$(1,635,060,219)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks

Notes to Financial Statements  - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2024, the fund’s commitment fee and interest expense were $21,575 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$89,056,536	$824,816,407	$777,059,469	$(5,042)	$(2,514)	$136,805,918

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,871,966	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Municipal High Income Fund and the Board of Trustees of MFS Series Trust III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust III (the “Trust”)), including the portfolio of investments, as of January 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust III) at January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm – continued
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
March 14, 2024

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of March 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
Kino Clark (k) (age 55)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 63)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 100.00% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report

January 31, 2024

MFS® Global High Yield Fund

HYO-ANN

MFS® Global High Yield Fund

CONTENTS

Portfolio composition. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1 Management review . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 Performance summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Expense table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Portfolio of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10 Statement of assets and liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . 18 Statement of operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 Statements of changes in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . 22 Financial highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

Further information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51 Information about fund contracts and legal claims . . . . . . . . . . . . . . . . 51 Federal tax information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51

MFS® privacy notice . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Contact information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . back cover Appendix A: MFS High Yield Pooled Portfolio Annual Report . . . . . Enclosed

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

PORTFOLIO COMPOSITION

Portfolio structure (i)

120	96.8%

100

80

60

40

20	0.2%	2.6%	0.4%

0

	Fixed Income		96.8%

	Equities		0.2%

	Cash & Cash Equivalents		2.6%

	Other		0.4%

Top five industries (i)

Cable TV	6.9%
Utilities - Electrical Power	6.1%
Medical & Health Technology & Services	4.4%
Wireless Communications	3.5%
Gaming & Lodging	3.4%
Composition including fixed income
credit quality (a)(i)
BBB	1.5%
BB	43.0%
B	39.9%
CCC	11.6%
CC	0.1%
C	0.1%
US Government	0.3%
Not Rated	0.3%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.6%
Other	0.4%

Portfolio facts

Average Duration (d)	3.1
Average Effective Maturity (m)	4.5 yrs.
Issuer country weightings (i)(x)
United States	58.7%
Canada	4.0%
United Kingdom	3.8%
France	3.4%
Spain	3.2%
Mexico	3.2%
Netherlands	2.6%
Brazil	2.6%
Italy	2.1%
Other Countries	16.4%

1

Portfolio Composition - continued

(a)For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

(i)For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio's ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)In determining each instrument's effective maturity for purposes of calculating the fund's dollar-weighted average effective maturity, MFS uses the instrument's stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument's stated maturity.

(x)Represents the portfolio's exposure to issuer countries as a percentage of a portfolio's net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund's direct cash position and other assets and liabilities.

Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of January 31, 2024.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2024, Class A shares of the MFS Global High Yield Fund (fund) provided a total return of 9.17%, at net asset value. This compares with a return of 9.25% for the fund's benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged).

In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio,

a mutual fund also advised by MFS. The discussion below reflects both the fund's direct and indirect investments.

Market Environment

During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the US housing sector has slowed as a result of higher mortgage rates. China's abandonment of its Zero-COVID policy ushered in a brief uptick in economic activity in the world's second-largest economy in early 2023, although its momentum soon stalled as the focus turned to the country's highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.

Despite the challenging macroeconomic and geopolitical environment, central banks focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using tools aimed at safeguarding the stability of the financial system to keep banking systems liquid as banks grappled with exposures to commercial real estate. As inflationary pressures eased toward the end of the period, financial conditions loosened in anticipation of easier monetary policy, boosting the market's appetite for risk as near-term recession risks diminished. Rapid advancements in artificial intelligence were a focus for investors.

Normalizing supply chains, low levels of unemployment across developed markets and signs that inflation levels have peaked were supportive factors for the macroeconomic backdrop.

Detractors from Performance

Relative to the ICE BofA Global High Yield – Constrained Index (USD Hedged), the fund's positioning along the yield curve(y) was a primary source of underperformance. An underweight exposure to the "CC" rated(r) credit quality segment also hurt relative returns. From a sector perspective, the fund's underweight exposure to the consumer cyclicals sector weakened relative results.

3

Management Review - continued

Top individual detractors for the reporting period included the fund's overweight positions in wireless telecommunications carrier Total Play Telecommunications(h) (industrial communications) and natural and synthetic graphite and carbon based product manufacturer GrafTech Global (industrial basic industry).

The fund's cash and/or cash equivalents position during the reporting period was another detractor from relative performance.

Contributors to Performance

During the reporting period, favorable security selection benefited the fund's relative performance, particularly within the "BB", "B", and "CCC" rated(r) credit quality segments. From a sector perspective, bond selection within both the communications and agency government owned sectors also supported relative returns. Bond allocation was another area of relative strength led by the fund's overweight allocation to the capital goods, consumer non-cyclical, and utility electric sectors. An underweight exposure to the other financial institutions sector also strengthened relative results.

Top individual contributors for the reporting period included the fund's overweight positions in special purpose entity Summer Bidco (industrial communications) and real estate development firm Arabian Centres(h) (other financial institutions).

Respectfully,

Portfolio Manager(s)

David Cole, Matt Ryan, and Michael Skatrud

Note to Shareholders: Effective April 30, 2024, Matt Ryan will no longer be a Portfolio Manager of the fund.

(h) Security was not held in the portfolio at period end.

(r)Securities rated "BBB", "Baa", or higher are considered investment grade; securities rated "BB", "Ba", or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.

(y)A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

4

PERFORMANCE SUMMARY THROUGH 1/31/24

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

18,000	ICE BofA Global High Yield - Constrained Index (USD Hedged)

16,000	MFS Global High Yield Fund - Class A									$15,542

14,000										$13,590

12,000
10,000
8,000
	/1	/1	/1	/1	/1	/20	/2	/2	/2	/24
/1
4	5	6	7	8	9		1	2	3
1	1	1	1	1	1	1	1	1	1	1

5

Performance Summary - continued

Total Returns through 1/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	7/01/1998	9.17%	3.53%	3.56%
B	7/01/1998	8.35%	2.76%	2.78%
C	7/01/1998	8.56%	2.79%	2.81%
I	7/01/1998	9.43%	3.78%	3.81%
R1	6/02/2008	8.36%	2.75%	2.78%
R2	6/02/2008	8.89%	3.27%	3.29%
R3	6/02/2008	9.14%	3.64%	3.62%
R4	6/02/2008	9.62%	3.80%	3.80%
R6	6/02/2008	9.56%	3.89%	3.91%

Comparative benchmark(s)

ICE BofA Global High Yield - Constrained Index (USD		9.25%	3.97%	4.51%
Hedged) (f)

Average annual with sales charge

A
With Initial Sales Charge (4.25%)		4.53%	2.63%	3.12%
B
With CDSC (Declining over six years from 4% to 0%) (v)		4.35%	2.43%	2.78%
C
With CDSC (1% for 12 months) (v)		7.56%	2.79%	2.81%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f) Source: FactSet Research Systems Inc.

(v) Assuming redemption at the end of the applicable period.

Benchmark Definition(s)

ICE BofA Global High Yield – Constrained Index(d) (USD Hedged) – tracks the performance of below investment grade corporate debt of issuers domiciled in countries having an investment grade foreign currency long-term debt rating (based on an average of Moody's, S&P and Fitch). The Index is weighted by outstanding issuance, but constrained such that the percentage of any one issuer may not represent more than 2% of the Index.

It is not possible to invest directly in an index.

(d)Source ICE Data Indices, LLC ("ICE Data"), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or

6

Performance Summary - continued

completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2023 through January 31, 2024

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and

(2)ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table - continued

					Expenses
		Annualized	Beginning	Ending	Paid During
Share		Expense	Account Value	Account Value	Period (p)
Class		Ratio	8/01/23	1/31/24	8/01/23-1/31/24

A	Actual	1.05%	$1,000.00	$1,064.66	$5.46

	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35

B	Actual	1.80%	$1,000.00	$1,060.64	$9.35

	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15

C	Actual	1.80%	$1,000.00	$1,062.76	$9.36

	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15

I	Actual	0.80%	$1,000.00	$1,065.96	$4.17

	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08

R1	Actual	1.80%	$1,000.00	$1,060.73	$9.35

	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15

R2	Actual	1.30%	$1,000.00	$1,065.30	$6.77

	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61

R3	Actual	1.05%	$1,000.00	$1,064.39	$5.46

	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35

R4	Actual	0.80%	$1,000.00	$1,067.76	$4.17

	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08

R6	Actual	0.69%	$1,000.00	$1,066.61	$3.59

	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52

(h) 5% class return per year before expenses.

(p)"Expenses Paid During Period" are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

1/31/24

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 32.0%
Asset-Backed & Securitized – 0.4%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$819,831
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$461,878
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	159,268
			$621,146
Broadcasting – 0.5%
Banijay Entertainment S.A.S.U., 7%, 5/01/2029 (n)	EUR	458,000	$520,585
Banijay Entertainment S.A.S.U., 7%, 5/01/2029		150,000	170,497
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		510,000	473,995
			$1,165,077
Building – 0.5%
HT Troplast GmbH, 9.375%, 7/15/2028 (n)	EUR	364,000	$403,832
HT Troplast GmbH, 9.375%, 7/15/2028		229,000	254,059
Standard Industries, Inc., 2.25%, 11/21/2026 (n)		430,000	435,510
			$1,093,401
Business Services – 0.8%
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	472,000	$548,347
Nexi S.p.A., 2.125%, 4/30/2029		1,310,000	1,249,654
			$1,798,001
Cable TV – 1.4%
Summer BidCo B.V., 9% (9% Cash or 9.75% PIK), 11/15/2025 (p)	EUR 1,077,129		$1,165,508
Summer BidCo B.V., 10%, 2/15/2029 (n)(w)		100,000	109,090
United Group B.V., 5.25%, 2/01/2030		284,000	284,590
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	370,000	427,872
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	745,071
Ziggo B.V., 2.875%, 1/15/2030		100,000	98,036
Ziggo B.V., 3.375%, 2/28/2030		235,000	215,275
			$3,045,442
Chemicals – 0.8%
Lune Holdings S.à r.l., 5.625%, 11/15/2028	EUR	473,000	$414,417
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)		715,000	755,392
SPCM S.A., 2.625%, 2/01/2029		456,000	453,991
			$1,623,800

10

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Conglomerates – 1.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,105,000	$995,873
RENK AG, 5.75%, 7/15/2025	EUR	445,000	479,759
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	501,322
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to
6/15/2024, 8% Cash to 12/31/2028 (n)(p)		$836,777	391,193
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash
to 5/17/2032 (n)(p)		453,254	76,827
			$2,444,974
Consumer Products – 0.5%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	237,000	$266,166
International Design Group S.p.A., 10%, 11/15/2028 (n)		708,000	793,706
			$1,059,872
Consumer Services – 0.5%
Verisure Holding AB, 3.25%, 2/15/2027	EUR	315,000	$327,042
Verisure Midholding AB, 5.25%, 2/15/2029		810,000	834,181
			$1,161,223
Containers – 1.4%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	180,000	$151,730
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		300,000	252,884
Can-Pack S.A./Eastern PA Land Investment Holding LLC,
3.875%, 11/15/2029 (n)		$834,000	735,013
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	495,000	542,035
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$840,000	726,600
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	606,022
			$3,014,284
Emerging Market Quasi-Sovereign – 2.0%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$820,050
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		367,000	334,150
Petroleos Mexicanos, 6.5%, 3/13/2027		$545,000	511,067
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	386,388
Petroleos Mexicanos, 10%, 2/07/2033		560,000	553,810
Petroleos Mexicanos, 6.5%, 6/02/2041		1,635,000	1,101,606
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	517,339
			$4,224,410
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$382,000	$396,885
Entertainment – 0.1%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$234,291

11

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – 1.2%
Citycon Treasury B.V., 1.625%, 3/12/2028	EUR	450,000	$399,274
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	335,000	409,283
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	427,524
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	515,000	475,937
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028		470,000	391,284
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		373,000	309,142
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR
(EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate
- 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%)
to 1/30/2171		805,000	156,593
			$2,569,037
Food & Beverages – 0.7%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$285,600
Central America Bottling Co., 5.25%, 4/27/2029 (n)		966,000	902,370
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		457,000	376,315
			$1,564,285
Gaming & Lodging – 1.2%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$693,900
Allwyn International A.S., 3.875%, 2/15/2027		445,000	464,339
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	443,064
NH Hotel Group S.A., 4%, 7/02/2026		325,000	346,978
Playtech PLC, 5.875%, 6/28/2028		476,000	511,841
			$2,460,122
Industrial – 0.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	228,000	$243,320
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	555,000	$557,803
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate -
5yr. + 4.081%) to 6/03/2070	EUR	645,000	$600,170
Medical & Health Technology & Services – 0.5%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	488,000	$556,144
Laboratoire Eimer Selas, 5%, 2/01/2029		594,000	549,163
			$1,105,307

12

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Metals & Mining – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 7/15/2026 (n)		$140,000	$128,101
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	463,425
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	258,449
			$849,975
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$645,000	$530,975
Network & Telecom – 0.9%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	380,000	$411,717
Iliad S.A., 5.625%, 2/15/2030		300,000	335,942
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	869,780
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		200,000	208,330
			$1,825,769
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)(w)		$429,000	$423,380
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		724,473	556,990
Puma International Financing S.A., 5%, 1/24/2026		200,000	189,432
			$1,169,802
Other Banks & Diversified Financials – 1.0%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. +
6.66%) to 4/16/2031		$755,000	$641,372
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		954,000	970,576
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate -
5yr. + 4.274%) to 2/27/2070	EUR	645,000	572,387
			$2,184,335
Pharmaceuticals – 1.3%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028	EUR	457,000	$477,241
Cheplapharm Arzneimittel GmbH, 7.5%, 5/15/2030 (n)		345,000	392,050
Grifols S.A., 3.2%, 5/01/2025		617,000	634,993
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	236,111
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	990,406
			$2,730,801
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$326,177
Restaurants – 0.2%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$502,510

13

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Retailers – 1.0%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	385,000	$517,795
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$1,044,000	975,502
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	575,000	549,941
			$2,043,238
Specialty Chemicals – 0.6%
Braskem Netherlands B.V., 4.5%, 1/10/2028 (n)		$715,000	$620,474
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	253,000	244,859
CTEC II GmbH, 5.25%, 2/15/2030		325,000	314,543
			$1,179,876
Specialty Stores – 0.5%
Dufry One B.V., 3.375%, 4/15/2028	EUR 1,090,000		$1,126,427
Supermarkets – 1.2%
Eroski Sociedad Cooperativa, 10.625%, 4/30/2029 (n)	EUR	1,185,000	$1,359,370
Ocado Group PLC, 3.875%, 10/08/2026	GBP	462,000	507,183
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	594,000	609,775
			$2,476,328
Telecommunications - Wireless – 2.8%
Altice France Holding S.A., 3.375%, 1/15/2028	EUR	143,000	$119,277
Altice France Holding S.A., 4%, 2/15/2028 (n)		130,000	59,709
Altice France Holding S.A., 4%, 2/15/2028		100,000	45,930
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		900,000	895,919
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	650,221
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$797,400	746,908
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	642,000	689,473
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	285,662
PPF Telecom Group B.V., 3.25%, 9/29/2027		733,000	768,084
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	336,309
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. +
3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to
8/27/2080	EUR	705,000	681,895
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		569,000	560,344
			$5,839,731
Transportation - Services – 1.6%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$441,213	$422,766
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,180,000	1,128,065
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		100,000	95,599
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$663,000	658,027
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		440,000	361,022

14

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Transportation - Services – continued
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	617,000	$624,188
			$3,289,667
Utilities - Electric Power – 3.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd.,
6.25%, 12/10/2024 (n)		$761,000	$754,189
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. +
4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to
7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		595,000	570,724
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		470,389	431,123
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		302,000	293,574
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	661,388
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		258,000	251,604
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	693,650
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		683,575	642,561
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	682,797
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	638,868
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		635,458	595,609
ReNew Wind Energy AP2/ReNew Power Private Ltd.,
4.5%, 7/14/2028 (n)		729,000	665,877
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	825,046
			$7,707,010
Utilities - Gas – 0.5%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	200,000	$183,942
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	780,176
			$964,118
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,386,000	$1,345,060
Total Bonds (Identified Cost, $72,427,396)			$67,894,480
Investment Companies (h) – 66.9%
Bond Funds – 65.5%
MFS High Yield Pooled Portfolio (v)(y)		16,848,090	$138,828,262
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.4% (v)		2,866,178	$2,866,464
Total Investment Companies (Identified Cost, $148,584,849)			$141,694,726

15

Portfolio of Investments – continued

				Par Amount/
Underlying/Expiration			Notional	Number of
Date/Exercise Price	Put/Call Counterparty		Amount	Contracts Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index –
December 2024 @ $1,500
(Premiums Paid, $50,113)	Put	Exchange Trade	$ 1,363,139	7	$19,390
Other Assets, Less Liabilities – 1.1%					2,247,672
Net Assets – 100.0%				$211,856,268

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,694,726 and $67,913,870, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,348,910, representing 16.7% of net assets.

(p)Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

(y)The annual report for MFS High Yield Pooled Portfolio as of January 31, 2024 has been included as Appendix A.

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)

Asset Derivatives
USD 41,249,992 EUR 37,747,380		HSBC Bank	4/19/2024	$322,387

16

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts - continued
									Unrealized
	Currency	Currency						Settlement	Appreciation
Purchased			Sold		Counterparty			Date	(Depreciation)
Asset Derivatives - continued
USD	109,273	EUR	100,000	Morgan Stanley Capital Services, Inc.				4/19/2024	$848
USD	637,091	EUR	579,175	State Street Bank Corp.				4/19/2024	9,122
USD	397,816	EUR	365,161	UBS AG				4/19/2024	1,890
									$334,247
Liability Derivatives
EUR	183,388	USD	200,360	HSBC Bank				4/19/2024	$(1,522)
EUR	362,920	USD	394,268	Morgan Stanley Capital Services, Inc.				4/19/2024	(772)
EUR	1,325,572	USD	1,443,975	State Street Bank Corp.				4/19/2024	(6,724)
EUR	308,991	USD	336,781	UBS AG				4/19/2024	(1,757)
GBP	220,319	USD	279,547	JPMorgan Chase Bank N.A.				4/19/2024	(179)
USD	3,672,914	GBP	2,903,177	BNP Paribas S.A.				4/19/2024	(8,347)

									$(19,301)
Futures Contracts
									Value/Unrealized
				Long/			Notional	Expiration	Appreciation
Description				Short	Currency Contracts		Amount	Date	(Depreciation)

Liability Derivatives
Interest Rate Futures
Long Gilt 10 yr				Short	GBP	2	$253,384 March – 2024		$(8,041)

At January 31, 2024, the fund had cash collateral of $9,400 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/24

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments in unaffiliated issuers, at value (identified cost, $72,477,509)	$67,913,870
Investments in affiliated issuers, at value (identified cost, $148,584,849)	141,694,726
Cash	6,445
Foreign currency, at value (identified cost, $25,012)	25,012
Deposits with brokers for
Futures contracts	9,400
Receivables for
Forward foreign currency exchange contracts	334,247
Investments sold	1,788,476
Fund shares sold	301,609
Interest and dividends	902,499
Receivable from investment adviser	32,627
Other assets	1,588
Total assets	$213,010,499
Liabilities
Payables for
Distributions	$29,597
Forward foreign currency exchange contracts	19,301
Net daily variation margin on open futures contracts	2,767
Investments purchased	7,983
When-issued investments purchased	531,609
Fund shares reacquired	394,276
Payable to affiliates
Administrative services fee	222
Shareholder servicing costs	60,440
Distribution and service fees	1,770
Payable for independent Trustees' compensation	15
Accrued expenses and other liabilities	106,251
Total liabilities	$1,154,231
Net assets	$211,856,268
Net assets consist of
Paid-in capital	$293,446,087
Total distributable earnings (loss)	(81,589,819)
Net assets	$211,856,268
Shares of beneficial interest outstanding	39,007,143

18

Statement of Assets and Liabilities – continued

		Shares	Net asset value
	Net assets	outstanding	per share (a)
Class A	$106,279,599	19,566,251	$5.43
Class B	482,577	88,641	5.44
Class C	4,473,930	824,655	5.43
Class I	75,222,840	13,853,787	5.43
Class R1	77,453	14,261	5.43
Class R2	509,148	93,608	5.44
Class R3	1,713,160	313,625	5.46
Class R4	7,063,022	1,294,322	5.46
Class R6	16,034,539	2,957,993	5.42

(a)Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.67 [100 / 95.75 x $5.43]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/24

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)

Income
Dividends from affiliated issuers	$8,912,114
Interest	3,937,308
Other	28,690
Foreign taxes withheld	(82)
Total investment income	$12,878,030
Expenses
Management fee	$1,278,268
Distribution and service fees	321,932
Shareholder servicing costs	267,098
Administrative services fee	38,559
Independent Trustees' compensation	5,362
Custodian fee	25,550
Shareholder communications	45,013
Audit and tax fees	100,093
Legal fees	1,014
Registration fees	148,906
Miscellaneous	33,588
Total expenses	$2,265,383
Fees paid indirectly	(1,222)
Reduction of expenses by investment adviser and distributor	(384,702)
Net expenses	$1,879,459
Net investment income (loss)	$10,998,571

20

Statement of Operations – continued

Realized and unrealized gain (loss)

Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,365,907)
Affiliated issuers	(5,272,052)
Futures contracts	(3,611)
Forward foreign currency exchange contracts	345,804
Foreign currency	20,608
Net realized gain (loss)	$(8,275,158)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,079,625
Affiliated issuers	8,862,205
Futures contracts	(8,041)
Forward foreign currency exchange contracts	491,345
Translation of assets and liabilities in foreign currencies	(20,642)
Net unrealized gain (loss)	$15,404,492
Net realized and unrealized gain (loss)	$7,129,334
Change in net assets from operations	$18,127,905

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended
	1/31/24	1/31/23
Change in net assets
From operations
Net investment income (loss)	$10,998,571	$10,559,857
Net realized gain (loss)	(8,275,158)	(14,777,410)
Net unrealized gain (loss)	15,404,492	(11,546,247)

Change in net assets from operations	$18,127,905	$(15,763,800)

Total distributions to shareholders	$(9,328,058)	$(17,296,566)

Change in net assets from fund share transactions	$12,953,063	$(45,953,868)

Total change in net assets	$21,752,910	$(79,014,234)
Net assets
At beginning of period	190,103,358	269,117,592
At end of period	$211,856,268	$190,103,358

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A			Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations

Net investment income (loss) (d)	$0.29	$0.25	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.17	(0.54)	(0.24)	(0.04)	0.28
Total from investment operations	$0.46	$(0.29)	$0.02	$0.23	$0.56
Less distributions declared to shareholders

From net investment income	$(0.24)	$(0.44)	$(0.32)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$5.43	$5.21	$5.94	$6.24	$6.28
Total return (%) (r)(s)(t)(x)	9.17	(4.59)	0.31	3.86	9.59

Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.20	1.16	1.17	1.15
Expenses after expense reductions (f)(h)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.50	4.68	4.16	4.47	4.50
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$106,280	$108,712	$133,193	$182,411	$203,428

See Notes to Financial Statements

23

Financial Highlights – continued

Class B		Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.22	$5.95	$6.25	$6.29	$6.01
Income (loss) from investment operations

Net investment income (loss) (d)	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.17	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.42	$(0.33)	$(0.02)	$0.18	$0.52
Less distributions declared to shareholders

From net investment income	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.44	$5.22	$5.95	$6.25	$6.29

Total return (%) (r)(s)(t)(x)	8.35	(5.28)	(0.44)	3.09	8.77

Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.95	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.74	3.89	3.42	3.74	3.78
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$483	$924	$1,831	$3,032	$5,741
Class C			Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.20	$5.93	$6.23	$6.28	$5.99
Income (loss) from investment operations

Net investment income (loss) (d)	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.18	(0.54)	(0.23)	(0.05)	0.30
Total from investment operations	$0.43	$(0.33)	$(0.02)	$0.17	$0.53

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.43	$5.20	$5.93	$6.23	$6.28

Total return (%) (r)(s)(t)(x)	8.56	(5.33)	(0.45)	2.92	8.96
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.95	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.75	3.92	3.42	3.74	3.79
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$4,474	$5,314	$7,408	$8,855	$21,084

See Notes to Financial Statements

24

Financial Highlights – continued

Class I			Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations

Net investment income (loss) (d)	$0.30	$0.26	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss)	0.17	(0.53)	(0.23)	(0.04)	0.29
Total from investment operations	$0.47	$(0.27)	$0.04	$0.24	$0.58
Less distributions declared to shareholders

From net investment income	$(0.25)	$(0.46)	$(0.34)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.43	$5.21	$5.94	$6.24	$6.28

Total return (%) (r)(s)(t)(x)	9.43	(4.34)	0.56	4.12	9.86

Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	0.95	0.91	0.91	0.90
Expenses after expense reductions (f)(h)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.74	4.87	4.42	4.69	4.75
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$75,223	$49,233	$96,925	$73,648	$65,250
Class R1		Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00
Income (loss) from investment operations

Net investment income (loss) (d)	$0.25	$0.21	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	0.17	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.42	$(0.33)	$(0.02)	$0.18	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.28)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$5.43	$5.21	$5.94	$6.24	$6.28

Total return (%) (r)(s)(t)(x)	8.36	(5.30)	(0.45)	3.09	8.78
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.94	1.91	1.92	1.90
Expenses after expense reductions (f)(h)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.75	3.95	3.42	3.72	3.75
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$77	$68	$68	$70	$67

See Notes to Financial Statements

25

Financial Highlights – continued

Class R2		Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.22	$5.95	$6.25	$6.29	$6.01
Income (loss) from investment operations

Net investment income (loss) (d)	$0.27	$0.24	$0.24	$0.25	$0.26
Net realized and unrealized gain (loss)	0.18	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.45	$(0.30)	$0.01	$0.21	$0.55
Less distributions declared to shareholders

From net investment income	$(0.23)	$(0.43)	$(0.31)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$5.44	$5.22	$5.95	$6.25	$6.29

Total return (%) (r)(s)(t)(x)	8.89	(4.79)	0.06	3.60	9.31

Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	1.50	1.45	1.41	1.41	1.40
Expenses after expense reductions (f)(h)	1.30	1.30	1.30	1.30	1.30
Net investment income (loss)	5.25	4.44	3.92	4.17	4.26
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$509	$427	$443	$519	$308
Class R3		Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.24	$5.97	$6.28	$6.32	$6.00
Income (loss) from investment operations

Net investment income (loss) (d)	$0.29	$0.25	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss)	0.17	(0.53)	(0.24)	(0.04)	0.32
Total from investment operations	$0.46	$(0.28)	$0.02	$0.23	$0.61

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.45)	$(0.33)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$5.46	$5.24	$5.97	$6.28	$6.32

Total return (%) (r)(s)(t)(x)	9.14	(4.51)	0.17	3.87	10.28
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.20	1.16	1.17	1.15
Expenses after expense reductions (f)(h)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.50	4.70	4.18	4.47	4.62
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$1,713	$2,328	$2,567	$2,286	$2,347

See Notes to Financial Statements

26

Financial Highlights – continued

Class R4		Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.23	$5.97	$6.27	$6.31	$6.03
Income (loss) from investment operations

Net investment income (loss) (d)	$0.30	$0.27	$0.28	$0.28	$0.30
Net realized and unrealized gain (loss)	0.19	(0.55)	(0.24)	(0.04)	0.28
Total from investment operations	$0.49	$(0.28)	$0.04	$0.24	$0.58
Less distributions declared to shareholders

From net investment income	$(0.26)	$(0.46)	$(0.34)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.46	$5.23	$5.97	$6.27	$6.31

Total return (%) (r)(s)(t)(x)	9.62	(4.46)	0.58	4.13	9.83

Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	0.94	0.91	0.92	0.90
Expenses after expense reductions (f)(h)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.76	4.98	4.42	4.72	4.76
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$7,063	$6,804	$6,316	$6,406	$6,689
Class R6			Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$5.20	$5.93	$6.23	$6.27	$5.99
Income (loss) from investment operations

Net investment income (loss) (d)	$0.30	$0.27	$0.28	$0.29	$0.30
Net realized and unrealized gain (loss)	0.18	(0.54)	(0.23)	(0.04)	0.29
Total from investment operations	$0.48	$(0.27)	$0.05	$0.25	$0.59

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.46)	$(0.35)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$5.42	$5.20	$5.93	$6.23	$6.27

Total return (%) (r)(s)(t)(x)	9.56	(4.27)	0.65	4.23	9.98
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)(h)	0.89	0.85	0.81	0.81	0.80
Expenses after expense reductions (f)(h)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	5.85	5.03	4.53	4.81	4.84
Portfolio turnover	28	14	38	22	26
Net assets at end of period (000 omitted)	$16,035	$16,294	$20,365	$22,976	$21,846

See Notes to Financial Statements

27

Financial Highlights – continued

(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund's Statement of Assets and Liabilities through the date that the financial statements were issued. As of January 31, 2024, 65.5% of the fund's net assets was invested in the MFS High Yield Pooled Portfolio ("High Yield Pooled Portfolio"). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, "fund" refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of January 31, 2024 has been included as Appendix A, and should be read in conjunction with the fund's financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to

29

Notes to Financial Statements - continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund's Significant Accounting Policies note under the captions for each of the fund's in-scope financial instruments and transactions.

Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS as the fund's adviser, pursuant to the fund's valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the "valuation designee" of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser's fair valuation policy and procedures.

Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in

30

Notes to Financial Statements - continued

accordance with the adviser's fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund's net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:

31

Notes to Financial Statements	- continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$19,390	$—	$19,390
Non - U.S. Sovereign Debt	—	4,224,410	—	4,224,410
U.S. Corporate Bonds	—	4,810,940	—	4,810,940
Asset-Backed Securities (including
CDOs)	—	819,831	—	819,831
Foreign Bonds	—	58,039,299	—	58,039,299
Mutual Funds	141,694,726	—	—	141,694,726
Total	$141,694,726	$67,913,870	$—	$209,608,596
Other Financial Instruments
Futures Contracts – Liabilities	$(8,041)	$—	$—	$(8,041)
Forward Foreign Currency Exchange
Contracts – Assets	—	334,247	—	334,247
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(19,301)	—	(19,301)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity
Securities
Balance as of 1/31/23	$228,697
Realized gain (loss)	270,760
Change in unrealized appreciation or depreciation	(228,697)
Sales	(270,760)
Balance as of 1/31/24	$—

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate

32

Notes to Financial Statements - continued

losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2024 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option
	Contracts	$19,390	$—
Interest Rate	Futures Contracts	—	(8,041)
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	334,247	(19,301)

Total		$353,637	$(27,342)

(a)The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:

		Forward Foreign
		Currency	Unaffiliated Issuers
	Futures	Exchange	(Purchased
Risk	Contracts	Contracts	Options)
Interest Rate	$(3,611)	$—	$—
Foreign Exchange	—	345,804	—
Equity	—	—	49,350
Total	$(3,611)	$345,804	$49,350

33

Notes to Financial Statements - continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:

		Forward Foreign
		Currency	Unaffiliated Issuers
	Futures	Exchange	(Purchased
Risk	Contracts	Contracts	Options)
Interest Rate	$(8,041)	$—	$—
Foreign Exchange	—	491,345	—
Equity	—	—	(30,723)
Total	$(8,041)	$491,345	$(30,723)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in "Miscellaneous" expense in the Statement of Operations.

34

Notes to Financial Statements - continued

Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange's clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund's currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

35

Notes to Financial Statements - continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund's maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.

The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary

36

Notes to Financial Statements - continued

settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund's federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund's tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended	Year ended
	1/31/24	1/31/23
Ordinary income (including
any short-term capital gains)	$9,328,058	$17,296,566

37

Notes to Financial Statements - continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/24
Cost of investments	$238,104,207
Gross appreciation	4,003,683
Gross depreciation	(32,192,389)

Net unrealized appreciation (depreciation)	$ (28,188,706)
Undistributed ordinary income	1,328,131
Capital loss carryforwards	(53,780,127)
Other temporary differences	(949,117)

Total distributable earnings (loss)	$ (81,589,819)

As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,346,303)
Long-Term	(49,433,824)

Total	$(53,780,127)

Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund's distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Year ended	Year ended
	1/31/24	1/31/23
Class A	$4,884,804	$9,260,281
Class B	28,308	91,110
Class C	181,106	434,406
Class I	3,004,693	5,285,914
Class R1	2,741	4,928
Class R2	19,579	33,320
Class R3	88,075	178,558
Class R4	342,503	541,415
Class R6	776,249	1,466,634
Total	$9,328,058	$17,296,566

38

Notes to Financial Statements - continued

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:

Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the year ended January 31, 2024, this management fee reduction amounted to $25,124, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.

For the period from February 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses did not exceed the following rates annually of each class's average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement terminated on July 31, 2023. For the period from February 1, 2023 through July 31, 2023, this reduction amounted to $166,488 which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023 the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%

39

Notes to Financial Statements - continued

This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2025. For the period from August 1, 2023 through January 31, 2024, this reduction amounted to $193,089, which is included in the reduction of total expenses in the Statement of Operations.

Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,583 for the year ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Distribution Plan Fee Table:

			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
Class A	—	0.25%	0.25%	0.25%	$261,760
Class B	0.75%	0.25%	1.00%	1.00%	6,985
Class C	0.75%	0.25%	1.00%	1.00%	45,654
Class R1	0.75%	0.25%	1.00%	1.00%	704
Class R2	0.25%	0.25%	0.50%	0.50%	2,236
Class R3	—	0.25%	0.25%	0.25%	4,593
Total Distribution and Service Fees					$321,932

(d)In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class's average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2024, this rebate amounted to $1 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

40

Notes to Financial Statements - continued

purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2024, were as follows:

Amount
Class A	$396
Class B	574
Class C	67

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2024, the fee was $58,612, which equated to 0.0298% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,486.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.0196% of the fund's average daily net assets.

Trustees' and Officers' Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees' compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in "Dividends from affiliated issuers" in the Statement of Operations.

At January 31, 2024, MFS held approximately 85% of the outstanding shares of Class R1.

41

Notes to Financial Statements - continued

(4) Portfolio Securities

For the year ended January 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $57,799,055 and $53,116,578, respectively.

(5) Shares of Beneficial Interest

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended		Year ended
	1/31/24		1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,308,046	$11,983,504	3,580,063	$19,470,073
Class B	2,541	13,116	1,755	10,371
Class C	121,913	638,396	73,777	399,216
Class I	8,984,079	46,460,985	2,992,830	16,083,675
Class R1	872	4,580	578	3,056
Class R2	16,414	85,635	12,003	65,754
Class R3	84,645	438,942	110,236	588,744
Class R4	286,665	1,486,651	723,151	3,818,548
Class R6	501,539	2,592,195	344,686	1,867,076
	12,306,714	$63,704,004	7,839,079	$42,306,513
Shares issued to shareholders
in reinvestment of distributions
Class A	902,506	$4,684,995	1,694,870	$8,838,276
Class B	5,409	28,053	17,343	90,794
Class C	34,661	179,542	83,273	432,780
Class I	574,448	2,985,861	998,773	5,247,733
Class R1	528	2,741	950	4,928
Class R2	3,765	19,579	6,379	33,202
Class R3	16,852	87,819	34,124	178,557
Class R4	65,611	342,235	103,763	541,413
Class R6	134,906	698,956	254,687	1,327,036
	1,738,686	$9,029,781	3,194,162	$16,694,719

42

Notes to Financial Statements	- continued
	Year ended		Year ended
	1/31/24		1/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,511,189)	$(23,477,988)	(6,822,086)	$(36,711,613)
Class B	(96,221)	(497,250)	(149,703)	(792,724)
Class C	(353,325)	(1,819,602)	(384,101)	(2,040,151)
Class I	(5,157,075)	(26,683,496)	(10,856,153)	(56,699,160)
Class R1	(181)	(939)	(15)	(77)
Class R2	(8,496)	(43,874)	(10,967)	(57,978)
Class R3	(232,357)	(1,196,605)	(129,563)	(715,704)
Class R4	(358,247)	(1,883,666)	(584,697)	(3,114,016)
Class R6	(812,865)	(4,177,302)	(899,083)	(4,823,677)

	(11,529,956)	$(59,780,722)	(19,836,368)	$(104,955,100)
Net change
Class A	(1,300,637)	$(6,809,489)	(1,547,153)	$(8,403,264)
Class B	(88,271)	(456,081)	(130,605)	(691,559)
Class C	(196,751)	(1,001,664)	(227,051)	(1,208,155)
Class I	4,401,452	22,763,350	(6,864,550)	(35,367,752)
Class R1	1,219	6,382	1,513	7,907
Class R2	11,683	61,340	7,415	40,978
Class R3	(130,860)	(669,844)	14,797	51,597
Class R4	(5,971)	(54,780)	242,217	1,245,945
Class R6	(176,420)	(886,151)	(299,710)	(1,629,565)

	2,515,444	$12,953,063	(8,803,127)	$(45,953,868)

Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

43

Notes to Financial Statements - continued

agreed upon spread. For the year ended January 31, 2024, the fund's commitment fee and interest expense were $947 and $0, respectively, and are included in "Miscellaneous" expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS High Yield
Pooled Portfolio	$121,247,426	$36,906,158	$22,916,057	$(5,271,600)	$8,862,335	$138,828,262
MFS Institutional
Money Market Portfolio	3,151,528	59,495,972	59,780,454	(452)	(130)	2,866,464
	$124,398,954	$96,402,130	$82,696,511	$(5,272,052)	$8,862,205	$141,694,726
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS High Yield Pooled Portfolio					$8,558,995	$—
MFS Institutional Money Market Portfolio					353,119	—
					$8,912,114	$—

44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS Global High Yield Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MFS Global High Yield Fund (the "Fund"), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

45

Report of Independent Registered Public Accounting Firm – continued

Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2024

We have served as the auditor of one or more of the MFS investment companies since 1924.

46

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of March 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

			Number of		Other
			MFS Funds		Directorships
	Position(s)	Trustee/	overseen	Principal Occupations	During
	Held with	Officer	by the	During	the Past Five
Name, Age	Fund	Since(h)	Trustee	the Past Five Years	Years (j)
INTERESTED
TRUSTEE
Michael W.	Trustee	January 2021	136	Massachusetts Financial	N/A
Roberge (k)				Services Company, Chairman
(age 57)				(since January 2021); Chief
				Executive Officer (since
				January 2017); Director;
				Chairman of the Board (since
INDEPENDENT				January 2022)

TRUSTEES
John P.	Trustee and	January 2009	136	Private investor	N/A
Kavanaugh	Chair of
(age 69)	Trustees
Steven E. Buller	Trustee	February 2014	136	Private investor	N/A
(age 72)
John A. Caroselli	Trustee	March 2017	136	Private investor; JC Global	N/A
(age 69)				Advisors, LLC (management
				consulting), President (since
				2015)
Maureen R.	Trustee	January 2009	136	Private investor	N/A
Goldfarb
(age 68)
Peter D. Jones	Trustee	January 2019	136	Private investor	N/A
(age 68)
James W.	Trustee	January 2019	136	Burford Capital Limited	Alpha-En
Kilman, Jr.				(finance and investment	Corporation, Director
(age 62)				management), Senior Advisor	(2016-2019)
				(since May 3, 2021), Chief
				Financial Officer (2019 -
				May 2, 2021); KielStrand

Capital LLC (family office), Chief Executive Officer (since 2016)

47

Trustees and Officers - continued

			Number of		Other
			MFS Funds		Directorships
	Position(s)	Trustee/	overseen	Principal Occupations	During
	Held with	Officer	by the	During	the Past Five
Name, Age	Fund	Since(h)	Trustee	the Past Five Years	Years (j)
Clarence Otis, Jr.	Trustee	March 2017	136	Private investor	VF Corporation,
(age 67)					Director; Verizon
Communications,
Inc., Director; The
Travelers Companies,
Director
Maryanne L.	Trustee	May 2014	136	Private investor	N/A
Roepke
(age 68)
Laurie J.	Trustee	March 2005	136	Private investor	The Travelers
Thomsen					Companies, Director;
(age 66)					Dycom Industries,
Inc., Director
			Number of
			MFS Funds
	Position(s)	Trustee/	for which
	Held with	Officer	the Person is	Principal Occupations During
Name, Age	Fund	Since(h)	an Officer	the Past Five Years
OFFICERS
Christopher R. Bohane (k)	Assistant	July 2005	136	Massachusetts Financial Services
(age 50)	Secretary and			Company, Senior Vice President and
	Assistant			Deputy General Counsel
	Clerk
Kino Clark (k)	Assistant	January 2012	136	Massachusetts Financial Services
(age 55)	Treasurer			Company, Vice President
John W. Clark, Jr. (k)	Assistant	April 2017	136	Massachusetts Financial Services
(age 56)	Treasurer			Company, Vice President
David L. DiLorenzo (k)	President	July 2005	136	Massachusetts Financial Services
(age 55)				Company, Senior Vice President
Heidi W. Hardin (k)	Secretary and	April 2017	136	Massachusetts Financial Services
(age 56)	Clerk			Company, Executive Vice President and
				General Counsel
Brian E. Langenfeld (k)	Assistant	June 2006	136	Massachusetts Financial Services
(age 50)	Secretary and			Company, Vice President and Managing
	Assistant			Counsel
	Clerk
Rosa E. Licea-Mailloux (k)	Chief	March 2022	136	Massachusetts Financial Services
(age 47)	Compliance			Company, Vice President (since 2018);
	Officer			Director of Corporate Compliance
				(2018-2021), Senior Director Compliance
				(2021-2022), Senior Managing Director

of North American Compliance & Chief

Compliance Officer (since March 2022)

48

Trustees and Officers - continued

Number of
MFS Funds
	Position(s)	Trustee/	for which
	Held with	Officer	the Person is	Principal Occupations During
Name, Age	Fund	Since(h)	an Officer	the Past Five Years
Amanda S. Mooradian (k)	Assistant	September 2018	136	Massachusetts Financial Services
(age 45)	Secretary and			Company, Vice President and Senior
	Assistant			Counsel
Clerk
Susan A. Pereira (k)	Assistant	July 2005	136	Massachusetts Financial Services
(age 53)	Secretary and			Company, Vice President and Managing
	Assistant			Counsel
Clerk
Kasey L. Phillips (k)	Assistant	September 2012	136	Massachusetts Financial Services
(age 53)	Treasurer			Company, Vice President
Matthew A. Stowe (k)	Assistant	October 2014	136	Massachusetts Financial Services
(age 49)	Secretary and			Company, Vice President and Senior
	Assistant			Managing Counsel
Clerk
William B. Wilson (k)	Assistant	October 2022	136	Massachusetts Financial Services
(age 41)	Secretary and			Company, Assistant Vice President and
	Assistant			Senior Counsel
Clerk
James O. Yost (k)	Treasurer	September 1990	136	Massachusetts Financial Services
(age 63)				Company, Senior Vice President

(h)Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(j)Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(k)"Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Caroselli, Jones and Otis are members of the Trust's Audit Committee.

49

Trustees and Officers - continued

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	JPMorgan Chase Bank, NA
111 Huntington Avenue	4 Metrotech Center
Boston, MA 02199-7618	New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Deloitte & Touche LLP
111 Huntington Avenue	200 Berkeley Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager(s)
David Cole
Matt Ryan
Michael Skatrud

50

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling

1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the "Resources" section and clicking on the "Prospectus and Reports" tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund's name and then scrolling to the "Resources" section and clicking on the "Announcements" tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust's By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

51

FACTS

rev. 3/16

WHAT DOES MFS DO WITH YOUR

PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers'
personal information; the reasons MFS chooses to share; and
whether you can limit this sharing.

Reasons we can share your	Does	Can you limit
personal information	MFS share?	this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your	Yes	No
account(s), respond to court orders and legal

investigations, or report to credit bureaus

For our marketing purposes –	No	We don't share
to offer our products and services to you

For joint marketing with other	No	We don't share
financial companies

For our affiliates' everyday business purposes –	No	We don't share
information about your transactions and experiences

For our affiliates' everyday business purposes –	No	We don't share
information about your creditworthiness

For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

52

Who we are

Who is providing this notice? MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do

How does MFS	To protect your personal information from unauthorized access
protect my personal	and use, we use security measures that comply with federal
information?	law. These measures include procedural, electronic, and
physical safeguards for the protection of the personal
information we collect about you.

How does MFS	We collect your personal information, for example, when you
collect my personal	• open an account or provide account information
information?
• direct us to buy securities or direct us to sell your securities

• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes –
information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can
be financial and nonfinancial companies.
• MFS does not share personal information with affiliates,
except for everyday business purposes as described on page
one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information

If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

53

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.Go to mfs.com.

2.Log in via MFS® Access.

3.Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc. Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Appendix A

Annual Report

January 31, 2024

MFS® High Yield Pooled Portfolio

HYP-ANN

MFS® High Yield Pooled Portfolio

CONTENTS

Portfolio composition. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1 Management review . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 Performance summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Further information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43 Information about fund contracts and legal claims . . . . . . . . . . . . . . . . 43 Federal tax information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43

MFS® privacy notice . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44

Contact information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

PORTFOLIO COMPOSITION

Portfolio structure (i)

120	98.4%

100

80

60

40

20	0.3%	1.0%	0.3%

0
	Fixed Income		98.4%

	Equities		0.3%

	Cash & Cash Equivalents		1.0%

	Other		0.3%

Top five industries (i)

Cable TV	8.2%
Medical & Health Technology & Services	5.9%
Midstream	4.8%
Financial Institutions	4.5%
Consumer Services	4.3%

Composition including fixed income credit quality (a)(i)

BBB	1.3%
BB	40.9%
B	41.8%
CCC	13.5%
CC	0.2%
U.S. Government	0.5%
Not Rated	0.2%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.0%
Other	0.3%
Portfolio facts
Average Duration (d)	3.2
Average Effective Maturity (m)	4.4 yrs.

(a)For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

1

Portfolio Composition - continued

(i)For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio's ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)In determining each instrument's effective maturity for purposes of calculating the fund's dollar-weighted average effective maturity, MFS uses the instrument's stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument's stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund's cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of January 31, 2024.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2024, shares of the MFS High Yield Pooled Portfolio (fund) provided a total return of 9.46%, at net asset value. This compares with a return of 9.28% for the fund's benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index.

Market Environment

During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the US housing sector has slowed as a result of higher mortgage rates. China's abandonment of its Zero-COVID policy ushered in a brief uptick in economic activity in the world's second-largest economy in early 2023, although its momentum soon stalled as the focus turned to the country's highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.

Despite the challenging macroeconomic and geopolitical environment, central banks focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using tools aimed at safeguarding the stability of the financial system to keep banking systems liquid as banks grappled with exposures to commercial real estate. As inflationary pressures eased toward the end of the period, financial conditions loosened in anticipation of easier monetary policy, boosting the market's appetite for risk as near-term recession risks diminished. Rapid advancements in artificial intelligence were a focus for investors.

Normalizing supply chains, low levels of unemployment across developed markets and signs that inflation levels have peaked were supportive factors for the macroeconomic backdrop.

Contributors to Performance

Relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, the fund's underweight allocation to both the communications and transportation sectors contributed to performance as these sectors underperformed the benchmark over the reporting period. Additionally, an overweight allocation to the brokerage sector further bolstered relative returns. The combination of favorable bond selection and an underweight allocation to the energy sector also supported relative results.

Top individual contributors for the reporting period included the fund's overweight holdings of American Irish-domiciled mass customization business operator Cimpress (communications) and British telecommunications company Virgin Media

(communications).

3

Management Review - continued

Detractors from Performance

During the reporting period, bond selection within both "B" and "CCC" rated(r) bonds detracted from relative performance. The fund's overweight allocation to "BBB" rated bonds and underweight allocation to "CC" rated bonds also held back relative returns. From a sector perspective, bond selection within both the technology and financial institutions sectors weighed on the fund's relative results.

Top individual detractors for the reporting period included the fund's overweight holdings of graphite electrode manufacturer GrafTech Finance (basic industry) and media and entertainment services provider iHeartMedia(h) (communications).

The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance.

Respectfully,

Portfolio Manager(s)

David Cole and Michael Skatrud

(h) Security was not held in the portfolio at period end.

(r)Securities rated "BBB", "Baa", or higher are considered investment grade; securities rated "BB", "Ba", or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

4

PERFORMANCE SUMMARY THROUGH 1/31/24

The following chart illustrates the fund's historical performance in comparison to its benchmark(s). Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

18,000	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index

MFS High Yield Pooled Portfolio

16,000	$15,559
$15,428
14,000
12,000
10,000
8,000
	/15	/1	/1	/1	/1	/20	/2	/2	/2	/24
/1
4		6	7	8	9		1	2	3
1	1	1	1	1	1	1	1	1	1	1

5

Performance Summary - continued

Total Returns through 1/31/24
Average annual without sales charge
Fund Inception Date	1-yr	5-yr	10-yr
3/25/2013	9.46%	4.33%	4.43%

Comparative benchmark(s)

Bloomberg U.S. Corporate High-Yield 2% Issuer Capped	9.28%	4.43%	4.52%
Index (f)

(f) Source: FactSet Research Systems Inc.

Benchmark Definition(s)

Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index(a) – a component of the Bloomberg U.S. Corporate High-Yield Index, which measures performance of non-investment grade, fixed rate debt. The index limits the maximum exposure to any one issuer to 2%.

It is not possible to invest directly in an index.

(a)Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Notes to Performance Summary

Average annual total return represents the average annual change in value for the fund for the periods presented.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2023 through January 31, 2024

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
	Annualized	Beginning	Ending	Paid During
	Expense	Account Value	Account Value	Period (p)
	Ratio	8/01/23	1/31/24	8/01/23-1/31/24

Actual	0.02%	$1,000.00	$1,062.04	$0.10

Hypothetical (h)	0.02%	$1,000.00	$1,025.10	$0.10

(h) 5% fund return per year before expenses.

(p)"Expenses Paid During Period" are equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

PORTFOLIO OF INVESTMENTS

1/31/24

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 3.6%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$1,090,000	$1,099,083
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,032,000	1,051,874
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	749,313
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	2,450,000	2,422,438
Moog, Inc., 4.25%, 12/15/2027 (n)	2,461,000	2,304,284
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	3,201,000	3,359,643
TransDigm, Inc., 6.25%, 3/15/2026 (n)	2,058,000	2,044,003
TransDigm, Inc., 5.5%, 11/15/2027	2,414,000	2,348,601
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,991,000	2,023,579
TransDigm, Inc., 4.625%, 1/15/2029	2,147,000	2,007,595
TransDigm, Inc., 6.875%, 12/15/2030 (n)	4,145,000	4,242,034
		$23,652,447
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$3,385,000	$3,219,402
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/2029 (n)	2,200,096	2,160,560
		$5,379,962
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$1,601,000	$1,290,086
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$2,013,000	$2,007,483
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,045,000	1,058,867
Dana, Inc., 5.375%, 11/15/2027	1,897,000	1,851,282
Dana, Inc., 4.25%, 9/01/2030	1,285,000	1,123,565
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	2,072,000	1,880,793
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,705,000	1,479,190
Wabash National Corp., 4.5%, 10/15/2028 (n)	2,201,000	2,002,910
		$11,404,090
Broadcasting – 0.8%
AMC Networks, Inc., 4.75%, 8/01/2025	$599,000	$577,153
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,153,000	2,226,196
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	2,806,000	2,567,658
		$5,371,007

8

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$1,808,000	$1,876,953
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	2,049,000	2,212,965
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	1,758,000	1,636,385
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,444,000	1,330,818
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,984,000	1,803,436
NFP Corp., 4.875%, 8/15/2028 (n)	2,230,000	2,211,937
NFP Corp., 6.875%, 8/15/2028 (n)	1,727,000	1,736,680
		$12,809,174
Building – 4.0%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$1,283,000	$1,143,212
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,495,000	2,192,481
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,139,000	2,907,687
Interface, Inc., 5.5%, 12/01/2028 (n)	2,352,000	2,201,096
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,149,000	1,955,590
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,658,000	2,553,806
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	840,000	844,490
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,885,000	2,899,425
SRM Concrete, 8.875%, 11/15/2031 (n)	2,796,000	2,937,369
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,364,000	1,304,561
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,063,000	2,783,509
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,494,000	2,441,177
		$26,164,403
Business Services – 1.2%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,205,087
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,670,000	1,613,737
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,897,000	1,839,723
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,321,000	3,334,234
		$7,992,781
Cable TV – 8.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$3,771,000	$3,035,655
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.125%, 5/01/2027 (n)	1,403,000	1,353,216
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/2030 (n)	7,598,000	6,751,639
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,098,000	3,563,867
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/2031 (n)	2,101,000	1,776,493
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/2034 (n)	1,573,000	1,250,696
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	3,050,000	2,620,209
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	1,100,000	732,245

9

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		$1,264,000	$1,283,883
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		2,990,000	1,582,577
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		975,000	704,438
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		489,000	498,807
DISH DBS Corp., 7.75%, 7/01/2026		1,380,000	813,131
DISH DBS Corp., 5.25%, 12/01/2026 (n)		1,815,000	1,429,322
DISH DBS Corp., 5.125%, 6/01/2029		1,517,000	581,085
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,067,000	1,113,634
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		2,919,000	2,811,761
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		630,000	554,438
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		1,241,000	1,126,962
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		4,004,000	3,803,800
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		1,868,000	1,557,350
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,597,000	1,573,045
Videotron Ltd., 3.625%, 6/15/2029 (n)		1,483,000	1,353,163
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,640,000	3,250,919
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		3,178,000	2,991,620
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		5,300,000	4,471,422
			$52,585,377
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$2,274,000	$2,188,975
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		701,000	622,936
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		2,168,000	1,980,577
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		2,508,000	2,123,364
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,425,000	2,202,759
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	1,183,000	1,379,467
SNF Group SACA, 3.375%, 3/15/2030 (n)		$3,508,000	3,012,901
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		3,143,000	3,235,732
			$16,746,711
Computer Software – 0.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8%, 6/15/2029 (n)		$2,019,000	$2,072,140
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		2,329,000	2,165,129
			$4,237,269
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,021,000	$3,970,738
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		1,121,000	1,048,135
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	1,076,344
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		3,979,000	3,905,938

10

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$1,275,000	$1,118,072
			$11,119,227
Conglomerates – 3.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,556,563
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,316,000	3,997,997
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		1,330,000	1,418,481
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		2,916,000	2,945,364
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,737,000	1,737,174
Griffon Corp., 5.75%, 3/01/2028		2,493,000	2,443,140
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,165,000	1,923,797
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,800,863
TriMas Corp., 4.125%, 4/15/2029 (n)		4,496,000	4,002,883
			$21,826,262
Construction – 0.7%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$1,110,000	$1,071,009
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,574,502
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,387,000	2,224,722
			$4,870,233
Consumer Products – 1.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,234,023
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,343,000	2,120,907
HFC Prestige Products, Inc./HFC Prestige International US LLC,
6.625%, 7/15/2030 (n)		2,850,000	2,902,924
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,611,000	2,555,699
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,495,000	1,296,430
			$10,109,983
Consumer Services – 4.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,989,000	$2,922,617
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,080,000	896,713
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,257,000	1,949,619
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		2,022,000	1,994,339
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,973,000	3,597,154
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,451,000	2,465,793
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,052,000	1,985,278
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		3,115,000	2,932,212
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		810,000	728,806
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		385,000	329,175
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,772,000	1,316,188
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,237,418
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,712,000	3,276,027

11

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Consumer Services – continued
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$2,073,000	$1,992,816
			$27,624,155
Containers – 2.9%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$415,060
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		2,400,000	2,097,521
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		2,677,000	2,169,632
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
5.25%, 8/15/2027 (n)		3,001,000	2,243,193
Can-Pack S.A./Eastern PA Land Investment Holding LLC,
3.875%, 11/15/2029 (n)		4,405,000	3,882,171
Crown Americas LLC, 5.25%, 4/01/2030		1,203,000	1,162,399
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 9/30/2026		2,743,000	2,643,758
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/01/2026		1,280,000	1,253,347
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	1,262,000	1,381,915
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$1,765,000	1,722,283
			$18,971,279
Electronics – 1.2%
Entegris, Inc., 4.375%, 4/15/2028 (n)		$1,696,000	$1,599,466
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,382,000	1,246,578
Sensata Technologies B.V., 5%, 10/01/2025 (n)		2,985,000	2,971,493
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,340,000	1,324,286
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		673,000	620,132
			$7,761,955
Energy - Independent – 3.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$1,891,000	$1,955,807
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		629,000	662,618
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		1,975,000	2,077,131
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		602,000	642,069
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,235,000	1,312,934
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,394,000	3,116,537
CrownRock LP/CrownRock Finance, Inc., "F", 5%, 5/01/2029 (n)		2,296,000	2,267,461
Matador Resources Co., 6.875%, 4/15/2028 (n)		2,371,000	2,427,951
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		1,869,000	1,862,050
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		445,000	452,119
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		3,098,000	3,030,090
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,281,000	1,322,508
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		2,403,000	2,464,216

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
SM Energy Co., 6.5%, 7/15/2028	$1,673,000	$1,673,000
		$25,266,491
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$2,031,000	$2,110,141
Entertainment – 3.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,978,000	$2,009,211
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	3,583,000	3,529,979
Carnival Corp. PLC, 4%, 8/01/2028 (n)	1,282,000	1,185,865
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,332,000	1,290,145
Merlin Entertainments, 7.375%, 2/15/2031 (n)	1,696,000	1,698,304
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,914,000	1,866,284
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)	1,200,000	1,211,633
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,590,163
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,594,000	2,560,990
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,628,000	1,516,189
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	807,000	777,803
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	1,414,000	1,376,882
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,223,227
		$21,836,675
Financial Institutions – 5.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9%
PIK), 10/31/2026 (n)(p)	$2,432,318	$2,082,672
Castlelake Aviation Finance Designated Activity Co.,
5%, 4/15/2027 (n)	498,000	472,723
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	295,939
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,019,000	2,119,964
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,613,000	1,606,431
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	500,000	506,300
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,152,000	1,116,267
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,358,000	1,432,401
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25%
PIK), 9/15/2024 (n)(p)	5,039,595	4,843,734
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	2,917,000	2,630,689
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)(w)	1,768,000	1,780,684
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	2,667,000	2,801,550
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	440,000	456,531
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,445,000	3,377,895
OneMain Finance Corp., 6.875%, 3/15/2025	2,011,000	2,018,541
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,915,210
OneMain Finance Corp., 5.375%, 11/15/2029	1,398,000	1,293,509
PRA Group, Inc., 8.375%, 2/01/2028 (n)	803,000	764,889

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	$1,755,000	$1,559,944
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	611,000	533,898
SLM Corp., 3.125%, 11/02/2026	1,218,000	1,140,438
		$35,750,209
Food & Beverages – 3.1%
B&G Foods, Inc., 5.25%, 9/15/2027	$1,018,000	$918,189
B&G Foods, Inc., 8%, 9/15/2028 (n)	1,156,000	1,205,003
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	201,000	203,505
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)(w)	1,591,000	1,609,567
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,516,000	2,453,853
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,130,000	2,096,138
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,229,000	2,969,545
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,556,000	3,237,391
TreeHouse Foods, Inc., 4%, 9/01/2028	2,239,000	1,997,188
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,881,000	2,733,399
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	1,308,000	1,098,720
		$20,522,498
Gaming & Lodging – 3.3%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$1,047,000	$957,081
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	2,135,000	2,194,031
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	600,000	606,637
Caesars Resort Collection LLC/CRC Finco, Inc.,
8.125%, 7/01/2027 (n)	2,284,000	2,343,946
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,310,939
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	2,827,000	2,734,924
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	2,631,000	2,249,465
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,665,000	2,488,186
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,629,000	2,471,791
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	1,045,177
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.125%, 10/01/2029 (n)	2,674,000	2,526,145
		$21,928,322
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$980,000	$962,682
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,528,384
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,525,000	3,300,528
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,162,000	2,993,070
		$8,784,664

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,195,000	$1,198,063
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	641,000	574,780
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,214,000	1,113,646
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/2027 (n)	1,631,000	1,592,378
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
5.875%, 11/01/2029 (n)	3,111,000	2,946,210
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7%, 1/15/2031 (n)	1,577,000	1,593,716
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,441,000	2,278,301
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	2,021,051
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,401,000	1,403,647
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,034,000	1,919,302
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,725,000	1,774,451
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,295,000	1,326,204
		$19,741,749
Machinery & Tools – 0.9%
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)(w)	$200,000	$200,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,378,000	3,559,804
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,350,219
		$6,110,023
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. +
4.075%) to 10/31/2082	$3,045,000	$3,162,625
Medical & Health Technology & Services – 5.8%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$2,212,255
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,520,000	3,351,184
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	2,122,000	2,201,724
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	4,163,000	3,786,128
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,400,000	1,378,692
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,934,000	1,909,661
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,001,000	2,484,598
Encompass Health Corp., 5.75%, 9/15/2025	832,000	826,701
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,469,401
Encompass Health Corp., 4.625%, 4/01/2031	435,000	399,647
IQVIA, Inc., 5%, 5/15/2027 (n)	3,640,000	3,557,499
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,478,081
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	1,989,000	1,852,395
Star Parent, Inc., 9%, 10/01/2030 (n)	1,776,000	1,867,470
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,606,000	1,600,090
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,432,000	1,325,057

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 6.125%, 6/15/2030	$2,430,000	$2,429,094
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,053,000	1,077,048
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,703,929
		$37,910,654
Medical Equipment – 1.3%
Embecta Corp., 5%, 2/15/2030 (n)	$2,514,000	$2,057,156
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,167,000	2,318,690
Medline Borrower LP, 5.25%, 10/01/2029 (n)	3,052,000	2,845,712
Teleflex, Inc., 4.625%, 11/15/2027	1,223,000	1,186,469
		$8,408,027
Metals & Mining – 3.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 7/15/2026 (n)	$2,220,000	$2,031,315
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,690,000	5,120,962
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,065,181
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	502,000	375,150
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	2,821,000	2,599,535
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,242,263
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,558,979
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,343,781
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,185,649
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,200,122
Taseko Mines Ltd., 7%, 2/15/2026 (n)	2,069,000	2,032,792
		$21,755,729
Midstream – 4.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,245,000	$2,062,589
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,288,000	2,945,297
EQM Midstream Partners LP, 5.5%, 7/15/2028	4,471,000	4,430,287
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,806,000	2,756,208
NuStar Logistics, LP, 6.375%, 10/01/2030	2,099,000	2,109,495
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,391,000	3,264,414
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,180,000	1,177,066
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,848,000	2,545,438
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,028,816
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,759,799
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	2,116,000	2,138,617
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	2,311,000	2,454,372
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	2,363,000	2,386,243
		$31,058,641

16

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$693,000	$679,318
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		3,007,000	2,983,044
			$3,662,362
Oil Services – 0.4%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$1,528,000	$1,489,907
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		972,000	989,059
			$2,478,966
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)		$4,314,000	$3,974,574
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		2,326,000	2,273,360
Puma International Financing S.A., 5%, 1/24/2026		1,001,000	948,107
			$7,196,041
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)		$2,673,000	$2,520,020
NCR Corp., 5.125%, 4/15/2029 (n)		1,559,000	1,458,642
			$3,978,662
Pharmaceuticals – 1.0%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$1,495,000	$1,450,150
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		1,582,000	1,076,234
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		375,000	209,638
Grifols S.A., 3.2%, 5/01/2025	EUR	600,000	617,497
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$1,634,000	1,495,028
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,301,000	1,976,851
			$6,825,398
Pollution Control – 1.2%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$550,000	$540,347
GFL Environmental, Inc., 4%, 8/01/2028 (n)		2,405,000	2,206,017
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		957,000	898,381
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		985,000	903,367
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		448,000	458,205
Stericycle, Inc., 3.875%, 1/15/2029 (n)		2,936,000	2,668,912
			$7,675,229
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$1,461,000	$1,329,876
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		1,471,000	1,402,943
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,750,000	2,420,000
			$5,152,819

17

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$2,256,000	$2,222,160
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$3,345,000	$3,448,042
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,896,000	1,748,700
			$5,196,742
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$2,445,000	$2,198,170
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,859,000	$1,712,671
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		2,063,000	1,851,543
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,435,000	2,361,950
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.125%, 4/01/2026 (n)		1,705,000	1,662,400
Penske Automotive Group Co., 3.75%, 6/15/2029		2,702,000	2,408,090
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		2,086,000	1,763,669
			$11,760,323
Specialty Stores – 1.0%
Global Auto Holdings Ltd./Aag FH UK Ltd., 8.375%, 1/15/2029 (n)		$2,007,000	$1,892,359
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,315,000	1,032,894
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,486,000	950,436
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,817,879
			$6,693,568
Supermarkets – 0.7%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$1,608,000	$1,617,045
Ocado Group PLC, 3.875%, 10/08/2026	GBP 1,425,000		1,564,363
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	1,429,000	1,466,950
			$4,648,358
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,030,000	$804,185
Altice France S.A., 6%, 2/15/2028 (n)		1,240,000	553,563
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	524,195
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,694,874
SBA Communications Corp., 3.125%, 2/01/2029		4,014,000	3,577,409
			$7,154,226
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024		$3,500,000	$3,469,102

18

Portfolio of Investments – continued

Issuer			Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)			$2,925,000	$2,781,579
Calpine Corp., 5.125%, 3/15/2028 (n)			2,175,000	2,075,420
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)			1,747,000	1,663,323
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)			4,925,000	4,269,147
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)			597,000	507,061
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)			188,000	186,017
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)			488,000	477,020
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)			2,274,000	2,135,369
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)			2,357,000	2,427,720
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)			1,955,000	1,929,384
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)			3,122,000	3,009,046
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)			1,478,000	1,364,652
				$22,825,738
Total Bonds (Identified Cost, $657,930,772)				$637,400,713
Common Stocks – 0.4%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)			35,390	$928,987
Oil Services – 0.3%
LTRI Holdings LP (a)(u)			3,300	$1,670,361
Total Common Stocks (Identified Cost, $2,353,281)				$2,599,348
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified
Cost, $927,000)			$927,000	$943,222
	Strike	First
	Price	Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant,
Expiration 10/31/26) (a)
(Identified Cost, $0)	GBP 1.14	6/24/22	42,350	$8,051
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost,
$15,793,129)			15,792,268	$15,793,848

19

Portfolio of Investments – continued

				Par Amount/
Underlying/Expiration			Notional	Number of
Date/Exercise Price	Put/Call Counterparty		Amount	Contracts Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index –
December 2024 @ $1,500
(Premiums Paid, $493,971)	Put	Exchange Traded	$ 13,436,658	69	$191,130
Other Assets, Less Liabilities – 0.1%					722,488
Net Assets – 100.0%				$657,658,800

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,793,848 and $641,142,464, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $567,872,064, representing 86.3% of net assets.

(p)Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund's level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

20

Portfolio of Investments – continued

Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
GBP	197,752	USD	250,507	State Street Bank Corp.	4/19/2024	$244
USD	6,854,930	EUR 6,274,118		JPMorgan Chase Bank N.A.	4/19/2024	52,217
USD	621,489	EUR	572,050	State Street Bank Corp.	4/19/2024	1,244
USD	1,620,387	GBP 1,270,566		State Street Bank Corp.	4/19/2024	9,295
						$63,000
Liability Derivatives
EUR	727,836	USD	795,195	HSBC Bank	4/19/2024	$(6,039)
EUR	616,062	USD	671,169	JPMorgan Chase Bank N.A.	4/19/2024	(3,203)

						$(9,242)

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/24

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments in unaffiliated issuers, at value (identified cost, $661,705,024)	$641,142,464
Investments in affiliated issuers, at value (identified cost, $15,793,129)	15,793,848
Receivables for
Forward foreign currency exchange contracts	63,000
Investments sold	3,066,547
Fund shares sold	9,208
Interest and dividends	9,760,452
Other assets	2,341
Total assets	$669,837,860
Liabilities
Payable to custodian	$246
Payables for
Distributions	197
Forward foreign currency exchange contracts	9,242
Investments purchased	6,836,386
When-issued investments purchased	3,572,823
Fund shares reacquired	1,691,239
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	11
Accrued expenses and other liabilities	68,822
Total liabilities	$12,179,060
Net assets	$657,658,800
Net assets consist of
Paid-in capital	$793,334,929
Total distributable earnings (loss)	(135,676,129)
Net assets	$657,658,800
Shares of beneficial interest outstanding	79,800,592
Net asset value per share (net assets of $657,658,800 / 79,800,592 shares of beneficial
interest outstanding)	$8.24

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/24

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)

Income
Interest	$43,981,773
Dividends from affiliated issuers	822,361
Other	88,031
Dividends	66,286
Total investment income	$44,958,451
Expenses
Shareholder servicing costs	$36
Administrative services fee	17,500
Custodian fee	45,507
Shareholder communications	2,091
Audit and tax fees	52,350
Legal fees	3,545
Pricing service fees	8,714
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	18,209
Total expenses	$157,752
Fees paid indirectly	(442)
Net expenses	$157,310
Net investment income (loss)	$44,801,141
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(31,681,347)
Affiliated issuers	3,852
Futures contracts	(492,104)
Forward foreign currency exchange contracts	71,581
Foreign currency	(1,138)

Net realized gain (loss)	$(32,099,156)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$46,111,487
Affiliated issuers	(602)
Futures contracts	106,337
Forward foreign currency exchange contracts	78,332
Translation of assets and liabilities in foreign currencies	(3,140)
Net unrealized gain (loss)	$46,292,414
Net realized and unrealized gain (loss)	$14,193,258
Change in net assets from operations	$58,994,399

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended
	1/31/24	1/31/23
Change in net assets
From operations
Net investment income (loss)	$44,801,141	$46,442,609
Net realized gain (loss)	(32,099,156)	(35,574,607)
Net unrealized gain (loss)	46,292,414	(55,397,358)

Change in net assets from operations	$58,994,399	$(44,529,356)

Total distributions to shareholders	$(45,493,975)	$(47,089,882)

Change in net assets from fund share transactions	$(82,456,705)	$(179,131,688)

Total change in net assets	$(68,956,281)	$(270,750,926)
Net assets
At beginning of period	726,615,081	997,366,007
At end of period	$657,658,800	$726,615,081

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

			Year ended
	1/31/24	1/31/23	1/31/22	1/31/21	1/31/20
Net asset value, beginning of period	$8.05	$8.88	$9.25	$9.33	$8.94
Income (loss) from investment operations

Net investment income (loss) (d)	$0.53	$0.47	$0.47	$0.50	$0.51
Net realized and unrealized gain (loss)	0.20	(0.82)	(0.34)	(0.06)(g)	0.39
Total from investment operations	$0.73	$(0.35)	$0.13	$0.44	$0.90
Less distributions declared to shareholders

From net investment income	$(0.54)	$(0.48)	$(0.50)	$(0.52)	$(0.51)
Net asset value, end of period (x)	$8.24	$8.05	$8.88	$9.25	$9.33
Total return (%) (s)(x)	9.46	(3.84)	1.39	5.02	10.29

Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.63	5.77	5.09	5.58	5.51
Portfolio turnover	44	25	60	66	59
Net assets at end of period (000 omitted)	$657,659	$726,615	$997,366	$1,228,318	$889,031

(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(g)The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust

III(the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund's Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund's Significant Accounting Policies note under the captions for each of the fund's in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS as the fund's adviser, pursuant to the fund's valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the "valuation designee" of the fund. If the

26

Notes to Financial Statements - continued

adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser's fair valuation policy and procedures.

Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser's fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

27

Notes to Financial Statements - continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund's net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$191,130	$1,670,361	$1,861,491
Luxembourg	—	928,987	—	928,987
United Kingdom	—	8,051	—	8,051
U.S. Treasury Bonds &
U.S. Government Agencies &
Equivalents	—	3,469,102	—	3,469,102
U.S. Corporate Bonds	—	525,235,439	—	525,235,439
Foreign Bonds	—	109,639,394	—	109,639,394
Mutual Funds	15,793,848	—	—	15,793,848
Total	$15,793,848	$639,472,103	$1,670,361	$656,936,312
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts – Assets	$—	$63,000	$—	$63,000
Forward Foreign Currency
Exchange Contracts – Liabilities	—	(9,242)	—	(9,242)

For further information regarding security characteristics, see the Portfolio of Investments.

28

Notes to Financial Statements - continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity
Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	331,329
Sales	(275,672)
Balance as of 1/31/24	$1,670,361

The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2024 is $564,729. At January 31, 2024, the fund held one level 3 security.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

29

Notes to Financial Statements - continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2024 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option
	Contracts	$191,130	$—
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	63,000	(9,242)

Total		$254,130	$(9,242)

(a)The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:

		Forward Foreign
		Currency	Unaffiliated Issuers
	Futures	Exchange	(Purchased
Risk	Contracts	Contracts	Options)
Interest Rate	$(492,104)	$—	$—
Foreign Exchange	—	71,581	—
Equity	—	—	(372,401)
Total	$(492,104)	$71,581	$(372,401)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2024 as reported in the Statement of Operations:

		Forward Foreign
		Currency	Unaffiliated Issuers
	Futures	Exchange	(Purchased
Risk	Contracts	Contracts	Options)
Interest Rate	$106,337	$—	$—
Foreign Exchange	—	78,332	—
Equity	—	—	(302,841)
Total	$106,337	$78,332	$(302,841)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

30

Notes to Financial Statements - continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in "Miscellaneous" expense in the Statement of Operations.

Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

31

Notes to Financial Statements - continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange's clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund's currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund's maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

32

Notes to Financial Statements - continued

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund's federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund's tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

33

Notes to Financial Statements - continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended	Year ended
	1/31/24	1/31/23
Ordinary income (including
any short-term capital gains)	$45,493,975	$47,089,882

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/24
Cost of investments	$679,934,214
Gross appreciation	12,449,799
Gross depreciation	(35,393,943)

Net unrealized appreciation (depreciation)	$(22,944,144)
Undistributed ordinary income	4,064,213
Capital loss carryforwards	(113,076,626)
Other temporary differences	(3,719,572)

Total distributable earnings (loss)	$(135,676,129)

As of January 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(13,716,208)
Long-Term	(99,360,418)

Total	$(113,076,626)

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

34

Notes to Financial Statements - continued

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2024, these costs amounted to $36.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2024 was equivalent to an annual effective rate of 0.0026% of the fund's average daily net assets.

Trustees' and Officers' Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees' compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the year ended January 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $290,204,227 and $372,085,944, respectively.

(5) Shares of Beneficial Interest

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended		Year ended
	1/31/24		1/31/23
	Shares	Amount	Shares	Amount
Shares sold	5,187,193	$41,214,207	4,236,645	$34,051,394
Shares issued to shareholders in
reinvestment of distributions	5,697,188	45,493,975	5,845,303	47,089,882
Shares reacquired	(21,310,137)	(169,164,887)	(32,206,489)	(260,272,964)

Net change	(10,425,756)	$(82,456,705)	(22,124,541)	$(179,131,688)

35

Notes to Financial Statements - continued

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Income Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2024, the fund's commitment fee and interest expense were $3,572 and $0, respectively, and are included in "Miscellaneous" expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money
Market Portfolio	$16,165,324	$184,174,465	$184,549,191	$3,852	$(602)	$15,793,848
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$822,361	$—

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Pooled Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the "Fund"), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

37

Report of Independent Registered Public Accounting Firm – continued

Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2024

We have served as the auditor of one or more of the MFS investment companies since 1924.

38

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of March 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

			Number of		Other
			MFS Funds		Directorships
	Position(s)	Trustee/	overseen	Principal Occupations	During
	Held with	Officer	by the	During	the Past Five
Name, Age	Fund	Since(h)	Trustee	the Past Five Years	Years (j)
INTERESTED
TRUSTEE
Michael W.	Trustee	January 2021	136	Massachusetts Financial	N/A
Roberge (k)				Services Company, Chairman
(age 57)				(since January 2021); Chief
				Executive Officer (since
				January 2017); Director;
				Chairman of the Board (since
INDEPENDENT				January 2022)

TRUSTEES
John P.	Trustee and	January 2009	136	Private investor	N/A
Kavanaugh	Chair of
(age 69)	Trustees
Steven E. Buller	Trustee	February 2014	136	Private investor	N/A
(age 72)
John A. Caroselli	Trustee	March 2017	136	Private investor; JC Global	N/A
(age 69)				Advisors, LLC (management
				consulting), President (since
				2015)
Maureen R.	Trustee	January 2009	136	Private investor	N/A
Goldfarb
(age 68)
Peter D. Jones	Trustee	January 2019	136	Private investor	N/A
(age 68)
James W.	Trustee	January 2019	136	Burford Capital Limited	Alpha-En
Kilman, Jr.				(finance and investment	Corporation, Director
(age 62)				management), Senior Advisor	(2016-2019)
				(since May 3, 2021), Chief
				Financial Officer (2019 -
				May 2, 2021); KielStrand

Capital LLC (family office), Chief Executive Officer (since 2016)

39

Trustees and Officers - continued

			Number of		Other
			MFS Funds		Directorships
	Position(s)	Trustee/	overseen	Principal Occupations	During
	Held with	Officer	by the	During	the Past Five
Name, Age	Fund	Since(h)	Trustee	the Past Five Years	Years (j)
Clarence Otis, Jr.	Trustee	March 2017	136	Private investor	VF Corporation,
(age 67)					Director; Verizon
Communications,
Inc., Director; The
Travelers Companies,
Director
Maryanne L.	Trustee	May 2014	136	Private investor	N/A
Roepke
(age 68)
Laurie J.	Trustee	March 2005	136	Private investor	The Travelers
Thomsen					Companies, Director;
(age 66)					Dycom Industries,
Inc., Director
			Number of
			MFS Funds
	Position(s)	Trustee/	for which
	Held with	Officer	the Person is	Principal Occupations During
Name, Age	Fund	Since(h)	an Officer	the Past Five Years
OFFICERS
Christopher R. Bohane (k)	Assistant	July 2005	136	Massachusetts Financial Services
(age 50)	Secretary and			Company, Senior Vice President and
	Assistant			Deputy General Counsel
	Clerk
Kino Clark (k)	Assistant	January 2012	136	Massachusetts Financial Services
(age 55)	Treasurer			Company, Vice President
John W. Clark, Jr. (k)	Assistant	April 2017	136	Massachusetts Financial Services
(age 56)	Treasurer			Company, Vice President
David L. DiLorenzo (k)	President	July 2005	136	Massachusetts Financial Services
(age 55)				Company, Senior Vice President
Heidi W. Hardin (k)	Secretary and	April 2017	136	Massachusetts Financial Services
(age 56)	Clerk			Company, Executive Vice President and
				General Counsel
Brian E. Langenfeld (k)	Assistant	June 2006	136	Massachusetts Financial Services
(age 50)	Secretary and			Company, Vice President and Managing
	Assistant			Counsel
	Clerk
Rosa E. Licea-Mailloux (k)	Chief	March 2022	136	Massachusetts Financial Services
(age 47)	Compliance			Company, Vice President (since 2018);
	Officer			Director of Corporate Compliance
				(2018-2021), Senior Director Compliance
				(2021-2022), Senior Managing Director

of North American Compliance & Chief

Compliance Officer (since March 2022)

40

Trustees and Officers - continued

Number of
MFS Funds
	Position(s)	Trustee/	for which
	Held with	Officer	the Person is	Principal Occupations During
Name, Age	Fund	Since(h)	an Officer	the Past Five Years
Amanda S. Mooradian (k)	Assistant	September 2018	136	Massachusetts Financial Services
(age 45)	Secretary and			Company, Vice President and Senior
	Assistant			Counsel
Clerk
Susan A. Pereira (k)	Assistant	July 2005	136	Massachusetts Financial Services
(age 53)	Secretary and			Company, Vice President and Managing
	Assistant			Counsel
Clerk
Kasey L. Phillips (k)	Assistant	September 2012	136	Massachusetts Financial Services
(age 53)	Treasurer			Company, Vice President
Matthew A. Stowe (k)	Assistant	October 2014	136	Massachusetts Financial Services
(age 49)	Secretary and			Company, Vice President and Senior
	Assistant			Managing Counsel
Clerk
William B. Wilson (k)	Assistant	October 2022	136	Massachusetts Financial Services
(age 41)	Secretary and			Company, Assistant Vice President and
	Assistant			Senior Counsel
Clerk
James O. Yost (k)	Treasurer	September 1990	136	Massachusetts Financial Services
(age 63)				Company, Senior Vice President

(h)Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(j)Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(k)"Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Caroselli, Jones and Otis are members of the Trust's Audit Committee.

41

Trustees and Officers - continued

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	JPMorgan Chase Bank, NA
111 Huntington Avenue	4 Metrotech Center
Boston, MA 02199-7618	New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Deloitte & Touche LLP
111 Huntington Avenue	200 Berkeley Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager(s)
David Cole
Michael Skatrud

42

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling

1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust's By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

43

FACTS

rev. 3/16

WHAT DOES MFS DO WITH YOUR

PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers'
personal information; the reasons MFS chooses to share; and
whether you can limit this sharing.

Reasons we can share your	Does	Can you limit
personal information	MFS share?	this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your	Yes	No
account(s), respond to court orders and legal

investigations, or report to credit bureaus

For our marketing purposes –	No	We don't share
to offer our products and services to you

For joint marketing with other	No	We don't share
financial companies

For our affiliates' everyday business purposes –	No	We don't share
information about your transactions and experiences

For our affiliates' everyday business purposes –	No	We don't share
information about your creditworthiness

For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

44

Who we are

Who is providing this notice? MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do

How does MFS	To protect your personal information from unauthorized access
protect my personal	and use, we use security measures that comply with federal
information?	law. These measures include procedural, electronic, and
physical safeguards for the protection of the personal
information we collect about you.

How does MFS	We collect your personal information, for example, when you
collect my personal	• open an account or provide account information
information?
• direct us to buy securities or direct us to sell your securities

• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes –
information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can
be financial and nonfinancial companies.
• MFS does not share personal information with affiliates,
except for everyday business purposes as described on page
one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information

If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

45

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.Go to mfs.com.

2.Log in via MFS® Access.

3.Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc. Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended January 31, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Global High Yield Fund	87,437	84,346
MFS High Income Fund	86,869	83,798
MFS High Yield Pooled Portfolio	40,610	39,190
Total	214,916	207,334

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Municipal High Income Fund	67,055	64,690

For the fiscal years ended January 31, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2			All Other Fees3
	2024	2023	2024	20235	2024	2023
To MFS Global High Yield	0	0	0	0	0	0
Fund
To MFS High Income Fund	0	0	0	0	0	0

To MFS High Yield Pooled	0	0	0	0	0	0
Portfolio
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2			All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	0	3,790
High Yield Fund*
To MFS and MFS Related
Entities of MFS High	0	0	0	0	0	3,790
Income Fund *
To MFS and MFS Related
Entities of MFS High	0	0	0	0	0	3,790
Yield Pooled Portfolio*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2024		2023
To MFS Global High Yield Fund, MFS and MFS Related				0		3,790
Entities#
To MFS High Income Fund, MFS and MFS Related Entities#				0		3,790

To MFS High Yield Pooled Portfolio, MFS and MFS				0		3,790
Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2			All Other Fees4

	2024	2023	2024	20235	2024	2023
To MFS Municipal High	0	0	0	0	0	0
Income Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023

To MFS and MFS Related	0	0	0	0	3,600	3,165
Entities of MFS Municipal
High Income Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
				2024		2023
To MFS Municipal High Income Fund, MFS				178,350	143,165
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees".

4 The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to the review of internal controls and Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by- engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: March 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: March 14, 2024

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: March 14, 2024

* Print name and title of each signing officer under his or her signature.